UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04997

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2013

Item 1. Reports to Stockholders

Annual report Income and growth mutual fund Delaware Dividend Income Fund November 30, 2013

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Dividend Income Fund at delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Dividend Income Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Security type/sector allocation
and top 10 equity holdings	10
Schedule of investments	13
Statement of assets and liabilities	36
Statement of operations	38
Statements of changes in net assets	40
Financial highlights	42
Notes to financial statements	52
Report of independent registered
public accounting firm	69
Other Fund information	70
Board of trustees/directors and
officers addendum	74
About the organization	82

Unless otherwise noted, views expressed herein are current as of Nov. 30, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review Delaware Dividend Income Fund	December 10, 2013

Performance preview (for the year ended November 30, 2013)
Delaware Dividend Income Fund (Class A shares)	1-year return	+20.07%
S&P 500® Index (benchmark)	1-year return	+30.30%
Lipper Mixed-Asset Target Allocation Moderate Funds Average	1-year return	+14.14%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Dividend Income Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Mixed-Asset Target Allocation Moderate Funds Average compares funds that, by portfolio practice, maintain a mix of between 40% and 60% equity securities, with the remainder invested in bonds, cash, and cash equivalents.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

For its fiscal year ended Nov. 30, 2013, Delaware Dividend Income Fund (Class A shares) returned +20.07% at net asset value and +13.14% at maximum offer price (both figures reflect all distributions invested). The Fund underperformed its benchmark, the S&P 500 Index, which returned +30.30% for the same time frame. Complete annualized performance for Delaware Dividend Income Fund is shown in the table on page 4.

Stocks outpaced other asset classes

Developed market stocks enjoyed strong results during the fiscal year ended Nov. 30, 2013, aided by the presence of quantitative easing (QE) programs — large-scale economic stimulus efforts implemented by central banks in an effort to lift asset values.

The U.S. Federal Reserve, for example, implemented a third round of QE, consisting of $85 billion in monthly Treasury and mortgage-backed security purchases. In May 2013, Fed Chairman Ben Bernanke announced the central bank’s intention to begin tapering its bond purchases if the U.S. economy were to demonstrate signs of sustained economic growth.

We continue to believe that investors should consider taking a total-return approach to investing in income-oriented securities. We believe yield is an important criterion for deciding whether an investment is worth owning, but certainly not the only one. In short: We believe valuation matters. Accordingly, our investment discipline continues to focus not just on how much income a security may provide, but on how much value it may have the potential to deliver to the Fund’s shareholders over time.

Portfolio management review
Delaware Dividend Income Fund

Despite investors’ initial concerns about tapering, the bond-buying program remained in place through the remainder of the Fund’s fiscal year, as the U.S. economy continued its subdued growth.

Against this backdrop, equity investments performed particularly well. Income-oriented investments such as high yield bonds and real estate investment trusts (REITs) — both of which struggled in the summer months, concurrent with the heightened concerns about QE tapering — also generated positive performance, but did not keep pace with the equity market.

Challenges from REITs and convertibles

Given the equity market’s strong performance during the Fund’s fiscal year, our portfolio allocation to income-oriented asset classes weighed on results in relative terms. For example, REITs, which made up about 6% of the portfolio at period end, struggled amid a rising interest rate environment. As measured by the FTSE NAREIT Equity REITs Index, the REIT market was up 6% during the period — more than 20 percentage points behind the S&P 500 Index. Individual REIT holdings that detracted most from Fund performance included healthcare property company HCP, office industrial REIT Liberty Property Trust, and regional mall operator CBL & Associates Properties.

The Fund’s allocation to convertible securities — representing 14% of the portfolio at the end of the fiscal year — was another source of underperformance. Its holdings in convertible securities tended to be higher yielding than the overall convertibles market and priced at a premium, which made them less sensitive to strength in the equity market.

A beneficial equity allocation

The Fund’s sizeable equity-market exposure helped drive performance during the fiscal year. As of Nov. 30, 2013, about half of the portfolio was invested in U.S. large-cap value stocks — a segment of the market that enjoyed very strong results during the year — while the Fund’s roughly 5% stake in foreign developed-market equities also added to results.

The Fund’s leading individual equity contributors during the fiscal year included Johnson Controls, which makes heating and air conditioning systems; Xerox, a leading printer manufacturer; and defense contractor Northrop Grumman.

Of final note, the Fund maintained certain positions in derivative securities in an attempt to help the Fund generate attractive returns while also seeking to manage the Fund’s overall level of risk. These positions included high yield bond credit default swaps and foreign currency hedges to help manage currency risk associated with the Fund’s international fixed income investments. We also wrote options on stock positions in the portfolio in an attempt to provide additional downside protection. None of these positions had a material effect on the Fund’s performance during the fiscal year.

Consistent portfolio positioning

Our basic strategy remained the same during this reporting period, as it does throughout a variety of market conditions. We continued to strive to purchase a diversified collection of income-generating securities that we believe have the potential to provide a competitive yield but greater upside potential than bonds, while at the same time potentially providing higher yields than equities but with better downside protection.

During the Fund’s fiscal year, we kept the Fund’s portfolio positioning largely consistent. Well before the start of the fiscal year, we had determined that most income-oriented securities such as investment grade bonds, high yield bonds, utility-company stocks, master limited partnerships, and REITs had become expensive and, in our view, many of these securities no longer offered good value for the Fund. Accordingly, we began the period in December 2012 with relatively limited exposure to these yield-oriented asset classes and generally preserved that stance throughout the subsequent 12 months.

The Fund ended the fiscal year with an 18% allocation to high yield bonds, down from 22% at the start of the period. While we generally remained comfortable with the credit quality of high yield issuers, their high valuations were a source of some concern. Our search for better-valued opportunities continued to lead us to areas of the equity market.

Focused on total return

By the end of the Fund’s fiscal year, the Fund’s portfolio continued to emphasize equities; however, we were aware that stock valuations, after a long rally, were no longer as attractive as they had been in prior quarters. Accordingly, we remained focused on trying to identify what we considered to be good large-cap value stocks at a reasonable price. We also sought to take advantage of value wherever we believed we could find it, which involved establishing inaugural positions in two new asset classes for the Fund: municipal bonds and emerging market debt, both of which had begun to offer what we saw as a worthwhile risk-return trade-off.

We continue to believe that investors should consider taking a total-return approach to investing in income-oriented securities. We believe yield is an important criterion for deciding whether an investment is worth owning, but certainly not the only one. In short: We believe valuation matters. Accordingly, our investment discipline continues to focus not just on how much income a security may provide, but on how much value it may have the potential to deliver to the Fund’s shareholders over time.

Performance summary Delaware Dividend Income Fund	November 30, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through November 30, 2013
	1 year	5 years	10 years
Class A (Est. Dec. 2, 1996)
Excluding sales charge	+20.07%	+17.43%	+6.89%
Including sales charge	+13.14%	+16.05%	+6.27%
Class B (Est. Oct. 1, 2003)
Excluding sales charge	+19.15%	+16.57%	+6.25%
Including sales charge	+15.15%	+16.33%	+6.25%
Class C (Est. Oct. 1, 2003)
Excluding sales charge	+19.13%	+16.56%	+6.10%
Including sales charge	+18.13%	+16.56%	+6.10%
Class R (Est. Oct. 1, 2003)
Excluding sales charge	+19.77%	+17.16%	+6.60%
Including sales charge	+19.77%	+17.16%	+6.60%
Institutional Class (Est. Dec. 2, 1996)
Excluding sales charge	+20.37%	+17.73%	+7.16%
Including sales charge	+20.37%	+17.73%	+7.16%
S&P 500 Index	+30.30%	+17.60%	+7.69%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 5. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. Prior to Oct. 1, 2013, Class A shares had an annual distribution and service fee of 0.30% of average daily net assets. This fee was contractually limited to 0.25% during the period from Dec. 1, 2012 until Oct. 1, 2013. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.50% of average daily net assets. Prior to Oct. 1, 2013, Class R shares had an annual distribution and service fee of 0.60% of average daily net assets. This fee was contractually limited to 0.50% during the period from Dec. 1, 2012 until Oct. 1, 2013.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Diversification may not protect against market risk.

2 The Fund’s expense ratios, as described in the most recent prospectus and any applicable supplement(s), are disclosed in the following “Fund expense ratios” table.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	1.16%	1.91%	1.91%	1.41%	0.91%
(without fee waivers)
Net expenses	1.16%	1.91%	1.91%	1.41%	0.91%
(including fee waivers, if any)
Type of waiver	n/a	n/a	n/a	n/a	n/a

Performance summary
Delaware Dividend Income Fund

Performance of a $10,000 investment1
Average annual total returns from Nov. 30, 2003, through Nov. 30, 2013

For period beginning Nov. 30, 2003, through Nov. 30, 2013	Starting value	Ending value
S&P 500 Index	$10,000	$20,968
Delaware Dividend Income Fund — Class A shares	$9,425	$18,358

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Nov. 30, 2003, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 5. Please note additional details on pages 4 through 6.

The chart also assumes $10,000 invested in the S&P 500 Index as of Nov. 30, 2003. The S&P 500 Index measures the performance of 500 mostly large-cap stocks weighted by market value, and is often used to represent performance of the U.S. stock market.

The FTSE NAREIT Equity REITs Index, mentioned on page 2, measures the performance of all publicly traded equity real estate investment trusts (REITs) traded on U.S. exchanges, excluding timber REITs.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DDIAX	24610B107
Class B	DDDBX	24610B206
Class C	DDICX	24610B305
Class R	DDDRX	24610B842
Institutional Class	DDIIX	24610B404

Disclosure of Fund expenses
For the six-month period from June 1, 2013 to November 30, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from June 1, 2013 to Nov. 30, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Dividend Income Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	6/1/13	11/30/13	Expense Ratio	6/1/13 to 11/30/13*
Actual Fund return†
Class A	$1,000.00	$1,067.30	1.12%	$5.80
Class B	1,000.00	1,063.10	1.87%	9.67
Class C	1,000.00	1,064.00	1.87%	9.68
Class R	1,000.00	1,066.00	1.37%	7.10
Institutional Class	1,000.00	1,068.60	0.87%	4.51
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.45	1.12%	$5.67
Class B	1,000.00	1,015.69	1.87%	9.45
Class C	1,000.00	1,015.69	1.87%	9.45
Class R	1,000.00	1,018.20	1.37%	6.93
Institutional Class	1,000.00	1,020.71	0.87%	4.41

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six month period, the returns shown may differ significantly from fiscal year returns.

Security type/sector allocation and top 10 equity holdings Delaware Dividend Income Fund	As of November 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Sector	Percentage of net assets
Common Stock	63.41%
Consumer Discretionary	4.92%
Consumer Staples	6.43%
Diversified REITs	0.37%
Energy	7.83%
Financials	6.83%
Healthcare	9.65%
Healthcare REITs	0.47%
Hotel REITs	0.68%
Industrial REITs	0.27%
Industrials	5.55%
Information Technology	9.22%
Mall REITs	0.95%
Manufactured Housing REITs	0.22%
Materials	1.91%
Mixed REITs	0.94%
Multifamily REITs	0.81%
Office REITs	0.26%
Shopping Center REITs	0.98%
Single Tenant REIT	0.07%
Telecommunications	3.43%
Utilities	1.62%
Convertible Preferred Stock	3.17%
Commercial Mortgage-Backed Securities	0.35%

Sector	Percentage of net assets
Convertible Bonds	10.73%
Basic Industry	0.22%
Capital Goods	0.97%
Communications	2.27%
Consumer Cyclical	1.46%
Consumer Non-Cyclical	1.68%
Energy	0.79%
Financials	1.26%
Industrials	0.11%
Insurance	0.16%
Technology	1.81%
Corporate Bonds	13.77%
Automobiles	0.62%
Banking	0.32%
Basic Industry	1.71%
Capital Goods	0.70%
Communications	1.43%
Consumer Cyclical	1.10%
Consumer Non-Cyclical	0.39%
Energy	1.95%
Financials	0.24%
Healthcare	1.04%
Industrials	0.05%
Insurance	0.45%
Media	1.07%
Service-Other	1.24%
Technology	0.94%
Utilities	0.52%

Security type/sector allocation and
top 10 equity holdings
Delaware Dividend Income Fund

Sector	Percentage of net assets
Municipal Bonds	0.53%
Leveraged Non-Recourse Securities	0.00%
Senior Secured Loans	1.56%
Sovereign Bonds	0.87%
Brazil	0.46%
Mexico	0.41%
Limited Partnership	0.18%
Preferred Stock	0.53%
Short-Term Investments	5.01%
Total Value of Securities	100.11%
Options Written	(0.01%)
Liabilities Net of Receivables and Other Assets	(0.10%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Xerox	1.66%
Johnson Controls	1.65%
Cardinal Health	1.63%
Merck	1.56%
Raytheon	1.55%
CVS Caremark	1.54%
Baxter International	1.52%
Waste Management	1.52%
Marsh & McLennan	1.51%
Bank of New York Mellon	1.51%

Schedule of investments
Delaware Dividend Income Fund	November 30, 2013

		Number of shares	Value (U.S. $)
Common Stock – 63.41%
Consumer Discretionary – 4.92%
	Abercrombie & Fitch Class A	41,661	$1,428,139
	Asian Pay Television Trust	1,643,000	1,021,107
	Bayerische Motoren Werke	4,245	487,683
	Cablevision Systems Class A	36,100	605,397
	Carnival	17,570	634,453
†	DIRECTV Class A	6,350	419,799
	Don Quijote	4,500	275,577
†	Hertz Global Holdings	10,600	257,156
	Johnson Controls	205,400	10,374,753
	Lowe’s	195,000	9,258,599
	Nitori Holdings	7,193	666,715
	PPR	2,130	472,364
	Publicis Groupe	9,133	807,181
†	Quiksilver	36,764	327,200
	Tarkett	33,550	1,317,146
	Techtronic Industries	126,000	338,865
	Toyota Motor	21,400	1,333,516
†	United Rentals	2,575	176,980
	Yue Yuen Industrial Holdings	214,500	670,948
			30,873,578
Consumer Staples – 6.43%
†	Akorn	10,895	280,546
	Archer-Daniels-Midland	225,300	9,068,325
	Aryzta	17,587	1,310,537
	Carlsberg Class B	6,853	750,656
	CVS Caremark	144,400	9,669,024
	Kraft Foods Group	176,300	9,365,056
	Mondelez International Class A	271,900	9,116,807
	TESCO	129,681	738,430
			40,299,381
Diversified REITs – 0.37%
	Lexington Reality Trust	63,700	654,199
	Mapletree Commercial Trust	725,000	710,529
	Vornado Realty Trust	10,500	923,265
			2,287,993

Schedule of investments
Delaware Dividend Income Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
Energy – 7.83%
Chevron	76,800	$9,403,391
CNOOC	337,000	690,288
ConocoPhillips	125,300	9,121,840
† Halcon Resources	7,088	28,421
Halliburton	173,100	9,118,908
† Kodiak Oil & Gas	26,564	301,236
Marathon Oil	254,900	9,186,596
Occidental Petroleum	92,400	8,774,304
Range Resources	3,097	240,482
Saipem	23,385	524,797
Subsea 7	25,056	487,512
Total	12,236	741,258
Transocean	9,239	465,461
		49,084,494
Financials – 6.83%
Allstate	167,700	9,101,079
AXA	40,050	1,049,218
Bank of New York Mellon	280,100	9,439,370
Bank Rakyat Indonesia Persero Tbk IRP	391,500	243,818
Huntington Bancshares	99,800	916,164
Marsh & McLennan	199,200	9,452,041
Mitsubishi UFJ Financial Group	164,600	1,059,446
Nordea Bank	77,077	996,366
Standard Chartered	24,095	571,165
Travelers	102,300	9,282,702
UniCredit	101,999	739,913
		42,851,282
Healthcare – 9.65%
Baxter International	139,600	9,555,620
Cardinal Health	157,800	10,193,880
Johnson & Johnson	96,500	9,134,690
Meda Class A	5,524	68,122
Merck	196,600	9,796,578
Novartis	12,579	994,247
Pfizer	286,538	9,091,851
Quest Diagnostics	151,200	9,214,128
Sanofi	9,696	1,025,272

	Number of shares	Value (U.S. $)
Common Stock (continued)
Healthcare (continued)
Stada Arzneimittel	8,939	$461,866
Teva Pharmaceutical Industries ADR	23,261	948,118
		60,484,372
Healthcare REITs – 0.47%
HCP	11,600	426,532
Healthcare Realty Trust	26,400	584,232
Healthcare Trust of America	86,900	882,035
LTC Properties	16,100	620,011
Ventas	7,500	426,225
		2,939,035
Hotel REITs – 0.68%
Ashford Hospitality Prime	7,600	155,496
Ashford Hospitality Trust	38,000	311,980
Concentradora Fibra Hotelera	544,185	843,852
RLJ Lodging Trust	47,300	1,141,822
† Strategic Hotel & Resorts	126,300	1,127,859
Summit Hotel Properties	73,696	669,160
		4,250,169
Industrial REITs – 0.27%
First Industrial Realty Trust	57,400	1,002,204
First Potomac Realty Trust	54,900	658,800
		1,661,004
Industrials – 5.55%
Delta Air Lines	123	3,565
Deutsche Post	27,707	979,732
East Japan Railway	3,746	306,968
Eaton	23,100	1,678,446
ITOCHU	59,689	753,218
Koninklijke Philips Electronics	21,753	778,504
Mueller Water Products Class A	15,570	134,058
Northrop Grumman	82,600	9,307,368
Raytheon	109,900	9,745,932
† Rexnord	4,050	98,456
Vinci	13,602	874,454
Waste Management	208,100	9,506,008
Westjet Airlines	23,794	618,462
		34,785,171

Schedule of investments
Delaware Dividend Income Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
Information Technology – 9.22%
Apple	11,500	$6,394,805
Broadcom Class A	343,600	9,170,684
† CGI Group Class A	33,368	1,238,436
Cisco Systems	434,300	9,228,875
Intel	384,700	9,171,248
Microsoft	57,000	2,173,410
Motorola Solutions	141,642	9,331,375
Teleperformance	12,673	721,163
Xerox	912,400	10,383,111
		57,813,107
Mall REITs – 0.95%
CBL & Associates Properties	42,500	767,550
General Growth Properties	91,900	1,906,925
Macerich	10,100	575,094
Simon Property Group	12,263	1,837,611
Taubman Centers	13,700	895,706
		5,982,886
Manufactured Housing REITs – 0.22%
Equity Lifestyle Properties	9,627	341,759
Sun Communities	25,400	1,036,320
		1,378,079
Materials – 1.91%
AuRico Gold	43,907	170,360
duPont (E.I.) deNemours	150,800	9,256,105
Lafarge	9,947	706,163
Rexam	73,682	602,421
Rio Tinto	14,572	777,772
Rockwood Holdings	1,767	120,969
Yamana Gold	41,511	372,557
		12,006,347
Mixed REITs – 0.94%
Duke Realty	114,600	1,739,628
EPR Properties	21,500	1,081,235
Gladstone Land	51,010	836,054
Liberty Property Trust	48,900	1,583,871
Nippon Prologis	35	338,428
PS Business Parks	3,900	305,448
		5,884,664

	Number of shares	Value (U.S. $)
Common Stock (continued)
Multifamily REITs – 0.81%
American Campus Communities	17,500	$567,525
Apartment Investment & Management	24,265	609,294
BRE Properties	25,100	1,285,873
Equity Residential	39,800	2,051,292
Post Properties	13,700	587,182
		5,101,166
Office REITs – 0.26%
Highwoods Properties	25,800	926,736
Parkway Properties	39,443	721,412
		1,648,148
Shopping Center REITs – 0.98%
Agree Realty	35,800	1,048,940
Amreit Class B	7,700	134,057
DDR	71,100	1,136,889
First Capital Realty	43,366	716,334
Lippo Malls Indonesia Retail Trust	2,477,000	809,187
Ramco-Gershenson Properties Trust	113,300	1,812,800
Wheeler Real Estate Investment Trust	113,393	476,251
		6,134,458
Single Tenant REIT – 0.07%
National Retail Properties	14,400	457,200
		457,200
Telecommunications – 3.43%
AT&T	260,600	9,175,726
= Century Communications	1,625,000	0
CenturyLink	6,206	190,524
KDDI	6,778	425,673
Mobile TeleSystems ADR	27,032	569,835
Telstra	138,613	638,959
Verizon Communications	181,500	9,006,030
Vivendi	46,438	1,179,350
Vodafone Group	82,930	307,801
		21,493,898
Utilities – 1.62%
Edison International	200,300	9,255,863
Mirant (Escrow)	425,000	0
National Grid	24,906	315,880

Schedule of investments
Delaware Dividend Income Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
Utilities (continued)
Nippon Telegraph & Telephone	7,237	$363,317
NRG Energy	8,696	230,096
		10,165,156
Total Common Stock (cost $315,810,023)		397,581,588

Convertible Preferred Stock – 3.17%
# Chesapeake Energy 144A 5.75%
exercise price $27.83, expiration date 12/31/49	955	1,097,056
El Paso Energy Capital Trust I 4.75%
exercise price $34.49, expiration date 3/31/28	39,900	2,250,360
Goodyear Tire & Rubber 5.875%
exercise price $18.21, expiration date 3/31/14	20,950	1,328,360
Halcon Resources 5.75%,
exercise price $6.16, expiration date 12/31/49	2,055	1,769,098
HealthSouth 6.50%
exercise price $30.50, expiration date 12/31/49	1,753	2,323,163
Huntington Bancshares 8.50%
exercise price $11.95, expiration date 12/31/49	1,038	1,323,450
Intelsat 5.75%
exercise price $22.05, expiration date 5/1/16	30,358	1,758,032
Maiden Holding 7.25%
exercise price $15.50, expiration date 9/15/16	40,625	2,046,281
MetLife 5.00%
exercise price $44.28, expiration date 9/4/13	67,870	2,094,468
SandRidge Energy 7.00%
exercise price $7.76, expiration date 12/31/49	5,300	500,519
SandRidge Energy 8.50%
exercise price $8.01, expiration date 12/31/49	11,790	1,176,524
Wells Fargo 7.50%
exercise price $156.71, expiration date 12/31/49	1,411	1,589,139
Weyerhaeuser 6.375%
exercise price $33.30, expiration date 7/1/16	11,113	609,215
Total Convertible Preferred Stock
(cost $18,676,642)		19,865,665

		Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities – 0.35%
	Bank of America Commercial Mortgage Trust
	Series 2006-4 A4 5.634% 7/10/46	$1,000,000	$1,091,771
•	Morgan Stanley Capital I
	Series 2007-T27 A4 5.814% 6/11/42	1,000,000	1,132,450
Total Commercial Mortgage-Backed Securities
	(cost $1,997,930)		2,224,221

Convertible Bonds – 10.73%
Basic Industry – 0.22%
	Peabody Energy 4.75%
	exercise price $57.95, expiration date 12/15/41	788,000	636,310
	Steel Dynamics 5.125%
	exercise price $17.21, expiration date 6/15/14	658,000	749,709
			1,386,019
Capital Goods – 0.97%
	L-3 Communications Holdings 3.00%
	exercise price $90.24, expiration date 8/1/35	1,492,000	1,754,965
#	Owens-Brockway Glass Container 144A 3.00%
	exercise price $47.47, expiration date 5/28/15	2,517,000	2,616,107
	Titan Machinery 3.75%
	exercise price $43.17, expiration date 4/30/19	1,935,000	1,682,241
			6,053,313
Communications – 2.27%
#	Alaska Communications Systems Group 144A 6.25%
	exercise price $10.28, expiration date 5/1/18	1,810,000	1,514,744
#	Blucora 144A 4.25%
	exercise price $21.66, expiration date 3/29/19	633,000	939,214
#	Clearwire Communications 144A 8.25%
	exercise price $7.08, expiration date 11/30/40	2,720,000	3,124,600
	Leap Wireless International 4.50%
	exercise price $93.21, expiration date 7/10/14	2,433,000	2,484,701
#	Liberty Interactive 144A 1.00%
	exercise price $74.31, expiration date 9/28/43	2,662,000	2,755,170
#	Liberty Interactive 144A 0.75%
	exercise price $1,000, expiration date 3/30/43	1,464,000	1,835,490
	Rovi 2.625%
	exercise price $47.36, expiration date 2/10/40	884,000	896,155

Schedule of investments
Delaware Dividend Income Fund

		Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Communications (continued)
	SBA Communications 4.00%
	exercise price $ 30.38, expiration date 9/29/14	$271,000	$761,171
			14,311,245
Consumer Cyclical – 1.46%
Φ	ArvinMeritor 4.00%
	exercise price $26.73, expiration date 2/12/27	3,072,000	2,839,680
	Iconix Brand Group 2.50%
	exercise price $30.75, expiration date 5/31/16	1,245,000	1,722,769
	International Game Technology 3.25%
	exercise price $19.93, expiration date 5/1/14	554,000	583,085
	Live Nation Entertainment 2.875%
	exercise price $27.14, expiration date 7/14/27	2,165,000	2,208,300
	MGM Resorts International 4.25%
	exercise price $18.58, expiration date 4/10/15	1,459,000	1,769,949
			9,123,783
Consumer Non-Cyclical – 1.68%
	Alere 3.00%
	exercise price $43.98, expiration date 2/12/27	1,262,000	1,394,510
	Dendreon 2.875%
	exercise price $51.24, expiration date 1/13/16	1,139,000	737,503
Φ	Hologic 2.00%
	exercise price $38.59, expiration date 12/15/43	1,666,000	1,762,836
Φ	Hologic 2.00%
	exercise price $31.17, expiration date 2/27/42	1,168,000	1,195,740
#	Illumina 144A 0.25%
	exercise price $83.55, expiration date 3/11/16	574,000	731,133
	Mylan 3.75%
	exercise price $13.32, expiration date 9/15/15	419,000	1,400,246
	NuVasive 2.75%
	exercise price $42.13, expiration date 6/30/17	2,636,000	2,886,419
#	Opko Health 144A 3.00%
	exercise price $7.07, expiration date 1/28/33	278,000	436,286
			10,544,673
Energy – 0.79%
	Chesapeake Energy 2.50%
	exercise price $50.90, expiration date 5/15/37	683,000	700,502
#	Energy XXI Bermuda 144A 3.00%
	exercise price $40.40, expiration date 12/13/18	615,000	610,388

		Principal amount°	Value (U.S. $)
	Convertible Bonds (continued)
	Energy (continued)
	Helix Energy Solutions Group 3.25%
	exercise price $25.02, expiration date 3/12/32	$1,387,000	$1,667,001
#	Vantage Drilling 144A 5.50%
	exercise price $2.39, expiration date 7/15/43	1,786,000	1,946,739
			4,924,630
	Financials – 1.26%
	Ares Capital 5.75%
	exercise price $19.13, expiration date 2/1/16	1,558,000	1,688,483
	BGC Partners 4.50%
	exercise price $9.84, expiration date 7/13/16	2,015,000	2,117,009
	Blackstone Mortgage Trust 5.25%
	exercise price $28.67, expiration date 12/1/18	1,331,000	1,350,965
#	Campus Crest Communities
	Operating Partnership 144A 4.75%,
	exercise price $12.56, expiration date 10/11/18	1,692,000	1,727,955
#	Forest City Enterprises 144A 3.625%
	exercise price $24.21, expiration date 8/14/20	960,000	996,000
			7,880,412
	Industrials – 0.11%
Φ	General Cable 4.50%
	exercise price $36.34, expiration date 11/15/29	623,000	665,442
			665,442
	Insurance – 0.16%
	Wellpoint 2.75%
	exercise price $75.31, expiration date 10/15/42	736,000	1,014,760
			1,014,760
	Technology – 1.81%
#	Ciena 144A 3.75%
	exercise price $20.17, expiration date 10/15/18	1,141,000	1,573,867
	Equinix 4.75%
	exercise price $84.32, expiration date 6/13/16	455,000	909,147
	Linear Technology 3.00%
	exercise price $41.46, expiration date 4/30/27	1,912,000	2,069,740
	Nuance Communications 2.75%
	exercise price $32.30, expiration date 11/1/31	1,574,000	1,511,040
	SanDisk 1.50%
	exercise price $52.17, expiration date 8/11/17	1,204,000	1,729,998

Schedule of investments
Delaware Dividend Income Fund

		Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Technology (continued)
	TIBCO Software 2.25%
	exercise price $50.57, expiration date 4/30/32	$2,064,000	$2,078,189
	VeriSign 3.25%
	exercise price $34.37, expiration date 8/15/37	856,000	1,481,950
			11,353,931
Total Convertible Bonds (cost $61,557,922)			67,258,208

Corporate Bonds – 13.77%
Automobiles – 0.62%
	American Axle & Manufacturing 7.75% 11/15/19	274,000	312,360
#	Chassix 144A 9.25% 8/1/18	255,000	274,125
	Chrysler Group 8.25% 6/15/21	1,070,000	1,222,475
#	Cooper-Standard Holdings PIK 144A 7.375% 4/1/18	505,000	512,575
#	International Automotive Components Group 144A
	9.125% 6/1/18	518,000	538,720
#	LKQ 144A 4.75% 5/15/23	610,000	574,925
	Meritor
	6.75% 6/15/21	325,000	328,250
	10.625% 3/15/18	95,000	102,838
			3,866,268
Banking – 0.32%
#	Credit Suisse 144A 6.50% 8/8/23	475,000	503,956
#•	HBOS Capital Funding 144A 6.071% 6/29/49	1,192,000	1,193,490
•	JPMorgan Chase 6.00% 12/29/49	300,000	290,250
			1,987,696
Basic Industry – 1.71%
	AK Steel 7.625% 5/15/20	228,000	216,600
#	APERAM 144A 7.75% 4/1/18	275,000	285,313
	ArcelorMittal 6.125% 6/1/18	939,000	1,023,509
#	Builders FirstSource 144A 7.625% 6/1/21	504,000	524,160
#	Cemex Espana Luxembourg 144A 9.25% 5/12/20	285,000	311,006
#	Cemex SAB 144A 7.25% 1/15/21	315,000	320,119
#	CPG Merger Sub 144A 8.00% 10/1/21	540,000	565,649
#	Essar Steel Algoma 144A 9.375% 3/15/15	214,000	209,185
#	FMG Resources August 2006 144A
	6.875% 2/1/18	222,000	235,320
	6.875% 4/1/22	574,000	622,789

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
	HD Supply 11.50% 7/15/20	$425,000	$508,938
	Headwaters 7.625% 4/1/19	403,000	436,248
#	Inmet Mining 144A 8.75% 6/1/20	389,000	424,983
#	JMC Steel Group 144A 8.25% 3/15/18	527,000	525,683
#	LSB Industries 144A 7.75% 8/1/19	240,000	252,000
#	Masonite International 144A 8.25% 4/15/21	480,000	528,600
#	New Gold 144A 6.25% 11/15/22	394,000	389,075
	Norcraft 10.50% 12/15/15	243,000	250,240
	Nortek 8.50% 4/15/21	455,000	505,050
#	Perstorp Holding 144A 8.75% 5/15/17	435,000	467,625
	Ryerson
	9.00% 10/15/17	277,000	291,889
	11.25% 10/15/18	112,000	118,160
#	Sappi Papier Holding 144A 8.375% 6/15/19	455,000	497,656
#	Taminco Global Chemical 144A 9.75% 3/31/20	359,000	410,158
#	TPC Group 144A 8.75% 12/15/20	523,000	555,033
#	U.S. Coatings Acquisition 144A 7.375% 5/1/21	265,000	282,225
			10,757,213
Capital Goods – 0.70%
#	Allegion US Holding 144A 5.75% 10/1/21	315,000	328,388
#	BOE Intermediate Holding PIK 144A
	9.00% 11/1/17	187,735	194,306
#	BOE Merger PIK 144A 9.50% 11/1/17	469,000	499,484
#	Consolidated Container 144A 10.125% 7/15/20	419,000	451,473
#	Milacron 144A 7.75% 2/15/21	435,000	458,925
#	Plastipak Holdings 144A 6.50% 10/1/21	405,000	422,213
	Reynolds Group Issuer
	8.25% 2/15/21	405,000	428,288
	9.875% 8/15/19	675,000	752,624
#	Silver II Borrower 144A 7.75% 12/15/20	400,000	424,000
	TransDigm 7.50% 7/15/21	415,000	448,200
			4,407,901
Communications – 1.43%
	Centurylink 6.75% 12/1/23	370,000	379,019
#	Columbus International 144A 11.50% 11/20/14	295,000	320,075
#	Digicel Group 144A 8.25% 9/30/20	725,000	761,250
	Hughes Satellite Systems 7.625% 6/15/21	368,000	407,560

Schedule of investments
Delaware Dividend Income Fund

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
#	Intelsat Luxembourg 144A
	7.75% 6/1/21	$935,000	$982,918
	8.125% 6/1/23	970,000	1,026,987
	Level 3 Communications 8.875% 6/1/19	153,000	168,491
#	Level 3 Financing
	#144A 6.125% 1/15/21	185,000	188,238
	7.00% 6/1/20	466,000	496,290
#	MetroPCS Wireless 144A 6.25% 4/1/21	210,000	219,188
#	RCN Telecom Services 144A 8.50% 8/15/20	270,000	274,050
#	Sprint 144A
	7.25% 9/15/21	240,000	260,700
	7.875% 9/15/23	190,000	208,525
	Sprint Capital 6.90% 5/1/19	495,000	539,550
	Sprint Nextel 8.375% 8/15/17	333,000	387,945
	T-Mobile
	6.125% 1/15/22	160,000	163,400
	6.50% 1/15/24	100,000	101,500
	6.731% 4/28/22	185,000	193,556
#	Wind Acquisition Finance 144A
	7.25% 2/15/18	200,000	211,000
	11.75% 7/15/17	225,000	239,344
	Windstream
	7.50% 6/1/22	223,000	232,199
	#144A 7.75% 10/1/21	300,000	321,750
	Zayo Group 10.125% 7/1/20	739,000	857,240
			8,940,775
Consumer Cyclical – 1.10%
#	BI-LO Finance 144A 8.625% 9/15/18	375,000	390,469
	Burlington Coat Factory Warehouse 10.00% 2/15/19	433,000	487,666
#	Burlington Holdings 144A 9.00% 2/15/18	84,000	86,940
#	CDR DB Sub 144A 7.75% 10/15/20	636,000	632,819
#	Chinos Intermediate Holdings PIK 144A
	7.75% 5/1/19	600,000	606,000
	Dave & Buster’s 11.00% 6/1/18	331,000	366,586
#^	Dave & Buster’s Entertainment 144A
	10.004% 2/15/16	502,000	415,405
#	Landry’s 144A 9.375% 5/1/20	531,000	581,445
#	Michaels FinCo Holdings 144A 7.50% 8/1/18	345,000	358,800

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	Michaels Stores 11.375% 11/1/16	$74,000	$76,036
	Pantry 8.375% 8/1/20	406,000	435,435
	Party City Holdings 8.875% 8/1/20	450,000	501,750
#	Quiksilver 144A 7.875% 8/1/18	520,000	562,900
	Rite Aid 6.75% 6/15/21	505,000	529,619
	Tempur Sealy International 6.875% 12/15/20	330,000	358,050
#	Wok Acquisition 144A 10.25% 6/30/20	467,000	506,695
			6,896,615
Consumer Non-Cyclical – 0.39%
#	Beverage Packaging Holdings 144A
	5.625% 12/15/16	270,000	277,425
#	Crestview DS Merger Sub II 144A 10.00% 9/1/21	330,000	351,450
	Del Monte 7.625% 2/15/19	403,000	421,134
#	JBS Investments GmbH 144A 7.75% 10/28/20	200,000	202,000
#	JBS USA 144A 8.25% 2/1/20	368,000	399,280
	Smithfield Foods 6.625% 8/15/22	390,000	413,888
#	Spectrum Brands Escrow 144A
	6.375% 11/15/20	77,000	82,198
	6.625% 11/15/22	291,000	310,643
			2,458,018
Energy – 1.95%
	AmeriGas Finance 7.00% 5/20/22	435,000	473,063
	Calumet Specialty Products Partners
	#144A 7.625% 1/15/22	295,000	297,950
	9.375% 5/1/19	515,000	572,938
	Chaparral Energy
	7.625% 11/15/22	189,000	205,538
	8.25% 9/1/21	236,000	260,190
	CHC Helicopter 9.375% 6/1/21	220,000	223,850
	Chesapeake Energy
	5.375% 6/15/21	90,000	93,375
	6.125% 2/15/21	72,000	77,760
	6.625% 8/15/20	325,000	365,625
	Comstock Resources 7.75% 4/1/19	421,000	444,155
#	Drill Rigs Holdings 144A 6.50% 10/1/17	406,000	441,525
#	Exterran Partners 144A 6.00% 4/1/21	460,000	460,000
	Genesis Energy 5.75% 2/15/21	530,000	539,275
	Halcon Resources 8.875% 5/15/21	492,000	501,840

Schedule of investments
Delaware Dividend Income Fund

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
#	Hercules Offshore 144A
	7.50% 10/1/21	$255,000	$269,025
	8.75% 7/15/21	140,000	155,400
	Key Energy Services 6.75% 3/1/21	520,000	534,300
	Laredo Petroleum
	7.375% 5/1/22	98,000	106,575
	9.50% 2/15/19	410,000	459,200
	Linn Energy
	6.50% 5/15/19	187,000	189,338
	#144A 7.00% 11/1/19	150,000	150,000
	8.625% 4/15/20	105,000	112,875
	Markwest Energy Partners 5.50% 2/15/23	210,000	215,250
	Midstates Petroleum 9.25% 6/1/21	715,000	749,855
#	Murphy Oil USA 144A 6.00% 8/15/23	360,000	369,000
	Northern Oil and Gas 8.00% 6/1/20	430,000	452,575
	NuStar Logistics 6.75% 2/1/21	315,000	326,025
#	Oasis Petroleum 144A 6.875% 3/15/22	580,000	626,399
	Offshore Group Investment 7.125% 4/1/23	210,000	217,350
	PDC Energy 7.75% 10/15/22	450,000	489,375
	Pioneer Drilling 9.875% 3/15/18	482,000	518,150
	Rosetta Resources 5.625% 5/1/21	290,000	292,538
#	Samson Investment 144A 10.50% 2/15/20	368,000	399,740
	SandRidge Energy 8.125% 10/15/22	639,000	676,540
			12,266,594
Financials – 0.24%
•	Barclays 8.25% 12/29/49	250,000	258,281
	ETrade Financial 6.375% 11/15/19	642,000	690,150
#	Nuveen Investments 144A 9.50% 10/15/20	571,000	563,863
			1,512,294
Healthcare – 1.04%
	Air Medical Group Holdings 9.25% 11/1/18	358,000	390,220
	Alere 6.50% 6/15/20	270,000	278,100
	Biomet 6.50% 10/1/20	392,000	409,640
	Community Health Systems
	7.125% 7/15/20	227,000	235,229
	8.00% 11/15/19	343,000	374,728
	Immucor 11.125% 8/15/19	555,000	624,374

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
	Kinetic Concepts
	10.50% 11/1/18	$334,000	$383,265
	12.50% 11/1/19	245,000	273,175
#	MPH Intermediate Holding Company 2 144A
	8.375% 8/1/18	255,000	264,881
	Par Pharmaceutical 7.375% 10/15/20	612,000	645,659
	Radnet Management 10.375% 4/1/18	291,000	304,095
#	Service Corp International 144A 5.375% 1/15/22	480,000	486,000
	Tenet Healthcare
	# 144A 6.00% 10/1/20	485,000	507,734
	8.125% 4/1/22	315,000	342,563
	Truven Health Analytics 10.625% 6/1/20	178,000	202,253
#	Valeant Pharmaceuticals International 144A
	5.625% 12/1/21	440,000	443,300
	7.00% 10/1/20	95,000	102,363
#	VPI Escrow 144A 6.375% 10/15/20	237,000	250,924
			6,518,503
Industrials – 0.05%
#	WESCO Distribution 144A 5.375% 12/15/21	50,000	50,500
#	Wise Metals Group 144A 8.75% 12/15/18	235,000	242,050
			292,550
Insurance – 0.45%
•	American International Group 8.175% 5/15/58	620,000	747,410
•#	Hockey Merger Sub 144A 2 7.875% 10/1/21	400,000	415,500
•#	Liberty Mutual Group 144A 7.00% 3/15/37	443,000	462,935
•#	Onex USI Acquisition 144A 7.75% 1/15/21	446,000	458,265
•	XL Group 6.50% 12/29/49	758,000	746,630
			2,830,740
Media – 1.07%
	CCO Holdings 5.25% 9/30/22	402,000	380,895
#	Cequel Communications Holdings 1 144A
	6.375% 9/15/20	317,000	328,888
	Clear Channel Worldwide Holdings
	7.625% 3/15/20	563,000	596,390
	CSC Holdings 6.75% 11/15/21	305,000	330,163
	DISH DBS 5.00% 3/15/23	665,000	636,738
#	Gray Television 144A 7.50% 10/1/20	510,000	539,325

Schedule of investments
Delaware Dividend Income Fund

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Media (continued)
#	MDC Partners 144A 6.75% 4/1/20	$575,000	$600,875
#	Nara Cable Funding 144A 8.875% 12/1/18	400,000	429,000
#	Nielsen 144A 5.50% 10/1/21	330,000	338,250
#	Ono Finance II 144A 10.875% 7/15/19	260,000	283,400
	Satelites Mexicanos 9.50% 5/15/17	232,000	255,200
#	Univision Communications 144A 8.50% 5/15/21	884,000	983,449
#	UPCB Finance VI 144A 6.875% 1/15/22	322,000	346,955
#	Virgin Media Finance 144A 6.375% 4/15/23	620,000	643,250
			6,692,778
Service-Other – 1.24%
#	Algeco Scotsman Global Finance 144A
	8.50% 10/15/18	490,000	531,650
	10.75% 10/15/19	894,000	934,230
#	ARAMARK 144A 5.75% 3/15/20	550,000	576,125
	Avis Budget Car Rental 5.50% 4/1/23	416,000	406,640
#	Carlson Wagonlit 144A 6.875% 6/15/19	425,000	442,000
#	DigitalGlobe 144A 5.25% 2/1/21	450,000	441,000
	H&E Equipment Services 7.00% 9/1/22	364,000	399,490
	M/I Homes 8.625% 11/15/18	490,000	531,650
#	Mattamy Group 144A 6.50% 11/15/20	402,000	397,980
	MGM Resorts International
	6.75% 10/1/20	135,000	145,463
	7.75% 3/15/22	197,000	219,655
	11.375% 3/1/18	560,000	718,200
	PHH
	6.375% 8/15/21	200,000	202,250
	7.375% 9/1/19	219,000	237,615
	Pinnacle Entertainment
	7.75% 4/1/22	163,000	178,485
	8.75% 5/15/20	25,000	27,750
#	PNK Finance 144A 6.375% 8/1/21	210,000	217,875
	Seven Seas Cruises 9.125% 5/15/19	479,000	531,091
	Swift Services Holdings 10.00% 11/15/18	380,000	425,125
#	Watco 144A 6.375% 4/1/23	220,000	220,550
			7,784,824

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology – 0.94%
#	ACI Worldwide 144A 6.375% 8/15/20	$295,000	$307,169
#	Activision Blizzard 144A
	5.625% 9/15/21	370,000	385,263
	6.125% 9/15/23	445,000	467,250
#	BMC Software Finance 144A 8.125% 7/15/21	765,000	814,724
	First Data
	11.25% 3/31/16	166,000	168,698
	# 144A 11.25% 1/15/21	685,000	756,924
	# 144A 11.75% 8/15/21	505,000	526,463
	Freescale Semiconductor
	# 144A 6.00% 1/15/22	255,000	258,188
	10.75% 8/1/20	50,000	57,000
#	Healthcare Technology Intermediate PIK 144A
	7.375% 9/1/18	480,000	495,600
	Infor US 9.375% 4/1/19	432,000	489,240
	j2 Global 8.00% 8/1/20	618,000	668,985
#	Viasystems 144A 7.875% 5/1/19	430,000	469,775
			5,865,279
Utilities – 0.52%
	AES
	7.375% 7/1/21	699,000	793,365
	8.00% 6/1/20	45,000	52,875
#	Calpine 144A
	5.875% 1/15/24	125,000	125,000
	6.00% 1/15/22	500,000	516,250
	Elwood Energy 8.159% 7/5/26	407,753	434,767
•#	Enel SpA 144A 8.75% 9/24/73	400,000	436,500
	GenOn Energy 9.875% 10/15/20	402,000	453,255
	Mirant Americas 8.50% 10/1/21	410,000	448,950
			3,260,962
Total Corporate Bonds (cost $82,116,995)			86,339,010

Municipal Bonds – 0.53%
	California Statewide Communities
	Development Authority 5.00% 4/1/42	855,000	847,904
	Grand Parkway Transportation 5.25% 10/1/51	1,000,000	1,012,960

Schedule of investments
Delaware Dividend Income Fund

		Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
	New Jersey Transportation Trust Fund Authority
	5.00% 6/15/42	$240,000	$243,326
	5.00% 6/15/44	760,000	766,300
	Texas Private Activity Bond Surface Transportation
	6.75% 6/30/43 (AMT)	450,000	472,226
Total Municipal Bonds (cost $3,198,889)			3,342,716

Leveraged Non-Recourse Securities – 0.00%
#t@	JPMorgan Fixed Income Pass Through Trust
	Series 2007-B 0.00% 1/15/87	1,300,000	0
Total Leveraged Non-Recourse Securities
	(cost $1,105,000)		0

«Senior Secured Loans – 1.56%
	Akorn Tranche B 4.50% 11/13/20	295,000	296,383
	Allegion US Holding Company Tranche B
	3.00% 12/26/20	165,000	165,619
	Azure Midstream Tranche B 6.50% 10/21/18	170,000	171,169
	BJ’S Wholesale Club Tranche 2nd Lien
	8.50% 3/31/20	280,000	286,213
	Bmc Software Tranche 1st Lien 5.00% 8/9/20	250,000	252,526
	Borgata Tranche B 1st Lien 6.75% 8/15/18	540,000	542,699
	Citycenter Holdings Tranche B 5.00% 10/9/20	265,000	268,699
	Clear Channel Communication
	New Tranche B 3.65% 1/29/16	280,000	271,463
	Tranche D 6.75% 1/30/19	250,000	237,110
	Drillships Financing Holding Tranche B1
	6.00% 2/17/21	255,000	260,865
	Exopack Tranche B 1st Lien 5.25% 4/24/19	315,000	320,316
	Gentiva Health Services Tranche B 6.50% 10/10/19	535,000	528,646
	Getty Images Tranche B 4.75% 9/19/19	344,133	319,582
	Gray Television Loan 4.75% 10/11/19	367,000	369,447
	Hostess Brands Tranche 1st Lien 6.75% 3/12/20	330,000	340,725
	Hudson’s Bay Tranche 2nd Lien 8.25% 10/7/21	240,000	246,360
	Ineos US Finance Loan 4.50% 5/4/18	515,000	516,753
	Kik Custom Products
	Tranche 1st Lien 5.50% 5/23/19	80,000	78,950
	Tranche 2nd Lien 9.50% 11/23/19	40,000	40,000

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
Lts Buyer Tranche 2nd Lien 8.00% 3/15/21		$130,000	$131,138
Moxie Liberty Tranche B 7.50% 8/21/20		530,000	541,924
Neiman Marcus Group Loan 5.00% 10/18/20		560,000	564,159
Nuveen Investments Tranche 2nd Lien
6.50% 2/28/19		280,000	274,808
Otter Products Tranche B 5.25% 4/29/19		105,000	105,350
Panda Temple Power II Tranche B 1st Lien
7.25% 3/28/19		360,000	370,800
@ Polymer Group Bridge Loan 7.00% 5/26/19		515,000	517,574
Quickrete Company Tranche 2nd Lien
7.00% 3/19/21		50,000	51,266
Ranpak Tranche 2nd Lien 8.50% 4/10/20		72,000	74,160
Rite Aid Tranche 2nd Lien 5.75% 8/3/20		220,000	226,508
Samson Investment Company Tranche 2nd Lien
6.00% 9/10/18		260,000	262,275
Smart & Final Tranche 2nd Lien 10.50% 11/8/20		344,615	351,508
State Class Tankers II Tranche 1st Lien
6.75% 6/10/20		310,000	313,488
Toys R US Property Tranche B 6.00% 7/31/19		225,000	219,544
Usi Insurance Services Tranche B 5.25% 12/14/19		255,000	256,594
Total Senior Secured Loans (cost $9,665,239)			9,774,621

Sovereign Bonds – 0.87%
Brazil – 0.46%
Brazil Notas do Tesouro Nacional
Serie F 10.00% 1/1/18	BRL	7,281,000	2,888,932
			2,888,932
Mexico – 0.41%
Mexican Bonos 8.00% 6/11/20	MXN	29,745,000	2,583,214
			2,583,214
Total Sovereign Bonds (cost $5,942,671)			5,472,146

	Number of shares
Limited Partnerships – 0.18%
Brookfield Infrastructure Partners		14,200	543,576
Lehigh Gas Partners		19,800	560,736
Total Limited Partnerships (cost $957,940)			1,104,312

Schedule of investments
Delaware Dividend Income Fund

	Number of shares	Value (U.S. $)
Preferred Stock – 0.53%
# Ally Financial 144A 7.00%	500	$482,984
Freddie Mac 6.02%	40,000	294,400
• GMAC Capital Trust I 8.125%	17,000	456,280
Regions Financial 6.375%	17,000	378,590
Vornado Realty 6.625%	27,300	656,565
@ Wheeler REIT 9.00%	1,028	1,072,393
Total Preferred Stock (cost $3,910,352)		3,341,212

	Principal amount°
Short-Term Investments – 5.01%
≠Discount Note – 0.06%
Federal Home Loan Bank 0.05% 12/27/13	$388,198	388,195
		388,195
Repurchase Agreements – 3.07%
Bank of America 0.04%, dated 11/29/13, to
be repurchased on 12/2/13, repurchase price
$3,562,908 (collateralized by U.S. government
obligations 0.375%-1.875% 11/15/14-6/30/15;
market value $3,634,155)	3,562,897	3,562,897
BNP Paribas 0.06%, dated 11/29/13, to be
repurchased on 12/2/13, repurchase price
$15,706,182 (collateralized by U.S. government
obligations 0.625%-2.625% 6/30/14-11/30/19;
market value $16,020,226)	15,706,103	15,706,103
		19,269,000
≠U.S. Treasury Obligations – 1.88%
U.S. Treasury Bills
0.02% 12/19/13	4,864,527	4,864,499
0.033% 1/23/14	3,151,035	3,150,984
0.065% 4/24/14	3,781,242	3,779,907
		11,795,390
Total Short-Term Investments (cost $31,452,805)		31,452,585

Total Value of Securities – 100.11%
(cost $536,392,408)		$627,756,284

	Number of contracts	Value (U.S. $)
Option Written – (0.01%)
Call Option – (0.01%)
ANF US, strike price $34.00, expires 12/21/13 (MSC)	(416)	$(53,248)
Total Option Written (premium received ($46,460))		(53,248)

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Nov. 30, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of Nov. 30, 2013. Interest rates reset periodically.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2013, the aggregate value of Rule 144A securities was $68,180,648, which represented 10.87% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Nov. 30, 2013.
@	Illiquid security. At Nov. 30, 2013, the aggregate value of illiquid securities was $1,589,967 which represented 0.25% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at Nov. 30, 2013.
≠	The rate shown is the effective yield at the time of purchase.
§	All or a portion of this holding is subject to unfunded loan commitments. See Note 7 in “Notes to financial statements.”

Schedule of investments
Delaware Dividend Income Fund

The following foreign currency exchange contracts, futures contract and swap contract were outstanding at Nov. 30, 2013:1

Foreign Currency Exchange Contracts

					Unrealized
					Appreciation
Counterparty	Contracts to Receive (Deliver)	In Exchange For		Settlement Date	(Depreciation)
MNB	JPY 32,063,920	USD	(319,967)	12/3/13	$(6,785)

Futures Contracts

				Unrealized
				Appreciation
Contracts to Buy (Sell)	Notional Cost	Notional Value	Expiration Date	(Depreciation)
(100) S&P 500 EMINI	$8,750,204	$9,020,500	12/21/13	($270,296)

Swap Contracts
CDS Contracts2

			Annual		Unrealized
			Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
Protection Purchased:
CME	CDX.NA.HY.21	$10,000,000	5.00%	12/20/18	$(286,249)

The use of foreign currency exchange contracts, futures contracts, written options and contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 9 in “Notes to financial statements.”
2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Summary of abbreviations:
ADR — American Depositary Receipts
AMT — Subject to Alternative Minimum Tax
BRL — Brazilian Real
CDS — Credit Default Swap
CDX.NA.HY — Credit Default Swap Index North America High-Yield
CME — Chicago Mercantile Exchange
JPY — Japanese Yen
MNB — Mellon National Bank
MSC — Morgan Stanley Capital
MXN — Mexican Peso
PIK — Pay-in-kind
REIT — Real Estate Investment Trust
USD — United States Dollar

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Dividend Income Fund	November 30, 2013

Assets:
Investments, at value[1]	$596,303,699
Short-term investments, at value[2]	31,452,585
Cash	113,673
Cash collateral for derivatives	1,733,827
Foreign currencies, at value[3]	69,660
Receivable for securities sold	1,119,735
Receivable for fund shares sold	1,505,041
Dividends and interest receivable	3,319,691
Variation margin receivable on futures contracts	1,000
Other assets	2,575
Total assets	635,621,486

Liabilities:
Payable for securities purchased	6,356,445
Payable for fund shares redeemed	463,958
Unrealized loss on foreign currency exchange contracts	6,785
Unrealized loss on credit default swap contracts[5]	709,747
Options written, at value[4]	53,248
Investment management fees payable	327,495
Other accrued expenses	209,985
Annual protection payments on credit default swap contracts	100,000
Distribution fees payable to affiliates	276,090
Trustees’ fees and expenses payable	4,294
Other affiliates payable	35,738
Total liabilities	8,543,785

Total Net Assets	$627,077,701

Net Assets Consist of:
Paid-in capital	$675,116,233
Undistributed net investment income	207,449
Accumulated net realized loss on investments	(138,957,002)
Net unrealized appreciation of investments	90,711,021
Total Net Assets	$627,077,701

[1]Investments, at cost	$504,939,603
[2]Short-term investments, at cost	31,452,805
[3]Foreign currencies, at cost	69,447
[4]Options written, at cost	46,460
[5]Including upfront payments received	(423,498)

Net Asset Value

Class A
Net assets	$297,116,886
Shares of beneficial interest outstanding, unlimited authorization, no par	23,192,723
Net asset value per share	$12.81
Sales charge	5.75%
Offering price per share, equal to net asset value per share/(1 - sales charge)	$13.59

Class B
Net assets	$10,161,623
Shares of beneficial interest outstanding, unlimited authorization, no par	792,487
Net asset value per share	$12.82

Class C
Net assets	$254,960,683
Shares of beneficial interest outstanding, unlimited authorization, no par	19,875,429
Net asset value per share	$12.83

Class R
Net assets	$3,029,705
Shares of beneficial interest outstanding, unlimited authorization, no par	236,513
Net asset value per share	$12.81

Institutional Class
Net assets	$61,808,804
Shares of beneficial interest outstanding, unlimited authorization, no par	4,824,745
Net asset value per share	$12.81

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Dividend Income Fund	Year Ended November 30, 2013

Investment Income:
Dividends	$9,103,817
Interest	9,182,653
Security lending income	23,630
Foreign tax withheld	(63,720)	$18,246,380

Expenses:
Management fees	3,253,634
Distribution expenses – Class A	709,525
Distribution expenses – Class B	134,205
Distribution expenses – Class C	1,961,134
Distribution expenses – Class R	18,466
Dividend disbursing and transfer agent fees and expenses	600,641
Accounting and administration expenses	194,858
Registration fees	97,835
Reports and statements to shareholders	54,727
Audit and taxes	46,122
Custodian fees	44,023
Legal fees	42,239
Trustees’ fees and expenses	25,786
Other expenses	37,199	7,220,394
Less waived distribution expenses – Class A		(98,101)
Less waived distribution expenses – Class R		(2,671)
Less expense paid indirectly		(567)
Total operating expenses		7,119,055
Net Investment Income		11,127,325

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$20,843,342
Foreign currencies	(80,800)
Foreign currency exchange contracts	(227,122)
Futures contracts	(629,446)
Options written	346,375
Swap contracts	(2,961,102)
Net realized gain	17,291,247
Net change in unrealized appreciation (depreciation) of:
Investments	59,406,205
Foreign currencies	4,993
Foreign currency exchange contracts	(5,959)
Futures contracts	(321,190)
Options written	98,213
Swap contracts	(39,947)
Net change in unrealized appreciation (depreciation)	59,142,315
Net Realized and Unrealized Gain	76,433,562

Net Increase in Net Assets Resulting from Operations	$87,560,887

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Dividend Income Fund

	Year Ended
	11/30/13	11/30/12
Increase in Net Assets from Operations:
Net investment income	$11,127,325	$12,119,863
Net realized gain	17,291,247	6,224,448
Net change in unrealized appreciation (depreciation)	59,142,315	34,303,651
Net increase in net assets resulting from operations	87,560,887	52,647,962

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(6,053,997)	(6,418,029)
Class B	(235,428)	(493,834)
Class C	(3,338,842)	(3,896,652)
Class R	(71,763)	(98,748)
Institutional Class	(1,226,175)	(1,017,121)
	(10,926,205)	(11,924,384)

Capital Share Transactions:
Proceeds from shares sold:
Class A	96,741,474	29,742,813
Class B	205,221	102,079
Class C	90,858,443	17,557,460
Class R	1,189,004	1,266,352
Institutional Class	38,525,198	12,708,292

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	5,604,764	5,582,624
Class B	217,686	438,026
Class C	3,003,745	3,398,886
Class R	71,517	98,747
Institutional Class	1,057,730	806,893
	237,474,782	71,702,172

	Year Ended
	11/30/13	11/30/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(46,311,215)	$(40,612,519)
Class B	(9,382,458)	(8,621,617)
Class C	(25,556,412)	(31,006,812)
Class R	(1,884,594)	(1,881,753)
Institutional Class	(14,947,724)	(10,801,705)
	(98,082,403)	(92,924,406)
Increase (decrease) in net assets derived from
capital share transactions	139,392,379	(21,222,234)
Net Increase in Net Assets	216,027,061	19,501,344

Net Assets:
Beginning of year	411,050,640	391,549,296
End of year (including undistributed
net investment income of $207,449
and $138,633, respectively)	$627,077,701	$411,050,640

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Dividend Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[1]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
11/30/13	11/30/12	11/30/11	11/30/10	11/30/09
$10.940	$9.890	$9.810	$9.190	$7.010

0.316	0.348	0.351	0.373	0.407
1.854	1.045	0.086	0.695	2.247
2.170	1.393	0.437	1.068	2.654

(0.300)	(0.343)	(0.357)	(0.448)	(0.474)
(0.300)	(0.343)	(0.357)	(0.448)	(0.474)

$12.810	$10.940	$9.890	$9.810	$9.190

20.07%	14.25%	4.39%	11.91%	39.35%

$297,117	$203,819	$189,313	$192,876	$200,720
1.12%	1.16%	1.19%	1.26%	1.17%

1.16%	1.21%	1.24%	1.31%	1.36%
2.62%	3.28%	3.41%	3.93%	5.22%

2.58%	3.23%	3.36%	3.88%	5.03%
51%	47%	110%	109%	69%

Financial highlights
Delaware Dividend Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[1]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
11/30/13	11/30/12	11/30/11	11/30/10	11/30/09
$10.950	$9.900	$9.820	$9.190	$7.010

0.223	0.268	0.274	0.302	0.348
1.856	1.046	0.086	0.694	2.248
2.079	1.314	0.360	0.996	2.596

(0.209)	(0.264)	(0.280)	(0.366)	(0.416)
(0.209)	(0.264)	(0.280)	(0.366)	(0.416)

$12.820	$10.950	$9.900	$9.820	$9.190

19.15%	13.39%	3.61%	11.06%	38.47%

$10,161	$16,874	$22,803	$29,003	$33,725
1.87%	1.91%	1.94%	2.01%	1.92%

1.87%	1.91%	1.94%	2.01%	2.06%
1.86%	2.53%	2.66%	3.18%	4.47%

1.86%	2.53%	2.66%	3.18%	4.33%
51%	47%	110%	109%	69%

Financial highlights
Delaware Dividend Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[1]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
11/30/13	11/30/12	11/30/11	11/30/10	11/30/09
$10.960	$9.900	$9.820	$9.190	$7.010

0.226	0.268	0.274	0.302	0.348
1.853	1.056	0.086	0.694	2.248
2.079	1.324	0.360	0.996	2.596

(0.209)	(0.264)	(0.280)	(0.366)	(0.416)
(0.209)	(0.264)	(0.280)	(0.366)	(0.416)

$12.830	$10.960	$9.900	$9.820	$9.190

19.13%	13.50%	3.61%	11.06%	38.27%

$254,961	$156,758	$151,107	$152,009	$155,028
1.87%	1.91%	1.94%	2.01%	1.92%

1.87%	1.91%	1.94%	2.01%	2.06%
1.87%	2.53%	2.66%	3.18%	4.47%

1.87%	2.53%	2.66%	3.18%	4.33%
51%	47%	110%	109%	69%

Financial highlights
Delaware Dividend Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[1]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
11/30/13	11/30/12	11/30/11	11/30/10	11/30/09
$10.940	$9.890	$9.810	$9.190	$7.010

0.284	0.321	0.325	0.349	0.387
1.856	1.046	0.086	0.693	2.246
2.140	1.367	0.411	1.042	2.633

(0.270)	(0.317)	(0.331)	(0.422)	(0.453)
(0.270)	(0.317)	(0.331)	(0.422)	(0.453)

$12.810	$10.940	$9.890	$9.810	$9.190

19.77%	13.97%	4.13%	11.60%	39.15%

$3,030	$3,151	$3,340	$3,069	$3,067
1.37%	1.41%	1.44%	1.51%	1.42%

1.46%	1.51%	1.54%	1.61%	1.66%
2.37%	3.03%	3.16%	3.68%	4.97%

2.28%	2.93%	3.06%	3.58%	4.73%
51%	47%	110%	109%	69%

Financial highlights
Delaware Dividend Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[1]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
11/30/13	11/30/12	11/30/11	11/30/10	11/30/09
$10.940	$9.890	$9.810	$9.190	$7.010

0.347	0.375	0.375	0.399	0.426
1.853	1.045	0.088	0.697	2.246
2.200	1.420	0.463	1.096	2.672

(0.330)	(0.370)	(0.383)	(0.476)	(0.492)
(0.330)	(0.370)	(0.383)	(0.476)	(0.492)

$12.810	$10.940	$9.890	$9.810	$9.190

20.37%	14.66%	4.55%	12.24%	39.68%

$61,809	$30,449	$24,986	$12,766	$2,394
0.87%	0.91%	0.94%	1.01%	0.92%

0.87%	0.91%	0.94%	1.01%	1.06%
2.87%	3.53%	3.66%	4.18%	5.47%

2.87%	3.53%	3.66%	4.18%	5.33%
51%	47%	110%	109%	69%

Notes to financial statements
Delaware Dividend Income Fund	November 30, 2013

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Dividend Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide high current income and an investment that has the potential for capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2010 - Nov. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Nov. 29, 2013.

Notes to financial statements
Delaware Dividend Income Fund

1. Significant Accounting Policies (continued)

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the statements of operations under the caption net realized gain (loss) on foreign currencies. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended Nov. 30, 2013.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended Nov. 30, 2013.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended Nov. 30, 2013, the Fund earned $567 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the year ended Nov. 30, 2013, the Fund was charged $ 24,350 for these services.

Notes to financial statements
Delaware Dividend Income Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

DSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. These amounts are included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the year ended Nov. 30, 2013, the amount charged by DSC was $111,204. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.50% of the average daily net assets of Class R shares. Prior to Oct.1, 2013, the Fund paid an annual distribution and service fee of 0.30%, 1.00% and 0.60% of the average daily net assets of the Class A, Class B and Class R shares, respectively. For the period from Dec. 1, 2012 to Oct. 1, 2013, the distribution and service fees for Class A and Class R were contractually limited to 0.25% and 0.50% of the classes’ average daily net assets. Institutional Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Fund bears the cost of certain legal services, including internal legal services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended Nov. 30, 2013, the Fund was charged $15,841 for internal legal services provided by DMC and/or its affiliates’ employees.

For the year ended Nov. 30, 2013, DDLP earned $113,311 for commissions on sales of the Fund’s Class A shares. For the year ended Nov. 30, 2013 DDLP received gross CDSC commissions of $138, $2,694 and $1,625 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended Nov. 30, 2013, the Fund made purchases of $366,107,303 and sales of $235,809,668 of investment securities other than U.S. government securities and short-term investments.

At Nov. 30, 2013, the cost of investments for federal income tax purposes was $546,184,917. At Nov. 30, 2013, the net unrealized appreciation was $81,571,367, of which $100,628,213 related to unrealized appreciation of investments and $19,056,846 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements
Delaware Dividend Income Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of Nov. 30, 2013:

	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed
Securities	$—	$2,224,221	$—	$2,224,221
Bank Loans	—	8,350,003	1,424,618	9,774,621
Corporate Debt	—	153,597,218	—	153,597,218
Foreign Debt	—	5,472,146	—	5,472,146
Municipal Bonds	—	3,342,716	—	3,342,716
Common Stock	397,581,588	—	—	397,581,588
Convertible Preferred Stock[1]	11,670,945	8,194,720	—	19,865,665
Preferred Stock[1]	1,491,435	777,384	1,072,393	3,341,212
Limited Partnership	1,104,312	—	—	1,104,312
Short-Term Investments	—	31,452,585	—	31,452,585
Total	$411,848,280	$213,410,993	$2,497,011	$627,756,284

Options Written	$(53,248)	$—	$—	$(53,248)
Foreign Currency
Exchange Contracts	—	(6,785)	—	(6,785)
Futures Contracts	(270,296)	—	—	(270,296)
Swap Contracts	—	(286,249)	—	(286,249)

1Security type is valued across multiple levels. The amount attributed to Level 1 investments, Level 2 investments and Level 3 investments represents the following percentages of the total market value of this security type for the Fund. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs, while Level 3 investments represent investments without observable inputs.

	Level 1	Level 2	Level 3	Total
Bank Loans	—	85.43%	14.57%	100.00%
Convertible Preferred Stock	58.75%	41.25%	—	100.00%
Preferred Stock	44.64%	23.27%	32.09%	100.00%

The securities deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

During the year ended Nov. 30, 2013, there were no transfers between Level 1 investments, Level 2 investments and Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended Nov. 30, 2013 and 2012 was as follows:

	Year Ended
	11/30/13	11/30/12
Ordinary income	$10,926,205	$11,924,384

5. Components of Net Assets on a Tax Basis

As of Nov. 30, 2013, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$675,116,233
Undistributed ordinary income	1,630,813
Capital loss carryforwards	(131,235,699)
Unrealized appreciation	81,566,354
Net assets	$627,077,701

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of market discount and premium on debt instruments, mark-to market of foreign currency contracts, mark-to-market on futures and options contracts, tax treatment of CDS contracts, trust preferred securities, REITs, tax treatment of partnership income and contingent payment debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments, passive foreign investment companies, CDS contracts, contingent payment debt instruments, and partnership income. Results of operations and net assets were not affected by these reclassifications. For the year ended Nov. 30, 2013, the Fund recorded the following reclassifications.

Undistributed net investment income	$144,962
Accumulated net realized loss	(144,962)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $14,163,914 was utilized in 2013. Capital loss carryforwards remaining at Nov. 30, 2013 will expire as follows: $76,486,649 expires in 2016 and $54,749,050 expires in 2017.

Notes to financial statements
Delaware Dividend Income Fund

5. Components of Net Assets on a Tax Basis (continued)

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	11/30/13	11/30/12
Shares sold:
Class A	7,963,286	2,797,793
Class B	17,010	9,586
Class C	7,445,097	1,650,812
Class R	99,301	120,275
Institutional Class	3,182,591	1,204,797

Shares issued upon reinvestment of dividends and distributions:
Class A	467,743	526,855
Class B	18,398	41,400
Class C	250,979	320,522
Class R	6,010	9,332
Institutional Class	87,786	76,031
	19,538,201	6,757,403
Shares redeemed:
Class A	(3,863,148)	(3,846,267)
Class B	(783,456)	(814,349)
Class C	(2,126,944)	(2,927,509)
Class R	(156,755)	(179,453)
Institutional Class	(1,228,075)	(1,025,570)
	(8,158,378)	(8,793,148)
Net increase (decrease)	11,379,823	(2,035,745)

For the years ended Nov. 30, 2013 and 2012, 105,064 Class B shares were converted to 105,126 Class A shares valued at $1,249,804 and 204,345 Class B shares were converted to 204,433 Class A shares valued at $2,148,049, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Unfunded Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount.

As of Nov. 30, 2013, the Fund had the following unfunded loan commitments:

Borrower	Unfunded Loan Commitment
Community Health Systems Secured Bridge Loan	$272,014
Community Health Systems Unsecured Bridge Loan	292,986
Darling International Bridge Loan	515,000

8. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 12, 2013.

On Nov. 12, 2013, the Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 10, 2014.

The Fund had no amounts outstanding as of Nov. 30, 2013 or at any time during the year then ended.

Notes to financial statements
Delaware Dividend Income Fund

9. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — During the year ended Nov. 30, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons: to manage the Fund’s exposure to changes in securities prices and foreign currencies; to earn income; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the year ended Nov. 30, 2013 for the Fund were as follows:

	Number of
	Contracts	Premiums
Options outstanding at Nov. 30, 2012	450	$146,999
Options written	4,776	645,175
Options expired	(2,455)	(346,375)
Options terminated in closing purchase transactions	(2,355)	(399,339)
Options outstanding at Nov. 30, 2013	416	$46,460

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty combined with any credit enhancements, is rated at least BBB- by S&P or Baa3 by Moody's or is determined to be of equivalent quality by the manager.

Notes to financial statements
Delaware Dividend Income Fund

9. Derivatives (continued)

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the year ended Nov. 30, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the year ended Nov. 30, 2013, the Fund did not enter into any CDS contracts as a seller of protection. The Fund received $1,733,827 in cash collateral for certain open derivatives.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there are generally no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair values of derivative instruments as of Nov. 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets	Fair	Statement of Assets	Fair
	and Liabilities Location	Value	and Liabilities Location	Value
Forward currency exchange contracts (Foreign currency
exchange contracts)	Unrealized gain on foreign currency exchange contracts	$—	Unrealized loss on foreign currency exchange contracts	$(6,785)
Interest rate contracts
(Futures contracts)	Variation margin receivable on futures contracts	—	Variation margin payable on futures contracts	(270,296)*
Credit contracts
(Swap contracts)	Unrealized gain of credit default swap contracts	—	Unrealized loss of credit default swap contracts	(286,249)
Total		$—		$(563,330)

*Includes cumulative appreciation or depreciation of futures contracts from the date the contracts are opened through Nov. 30, 2013. Only current day variation margin is reported on the Portfolio’s statement of assets and liabilities.

The effect of derivative instruments on the statement of operations for the year ended Nov. 30, 2013 was as follows:

	Net Realized Gain (Loss) on:
	Foreign	Financial
	Currency	Futures	Options
	Transactions	Contracts	Written	Swaps
Foreign currency exchange contracts	$(227,122)	$—	$—	$—
Interest rate contracts	—	(629,446)	—	—
Equity contracts	—	—	346,375	—
Credit contracts	—	—	—	(2,961,102)
Total	$(227,122)	$(629,446)	$346,375	$(2,961,102)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign	Financial
	Currency	Futures	Options
	Transactions	Contracts	Written	Swaps
Foreign currency exchange contracts	$(5,959)	$—	$—	$—
Interest rate contracts	—	(321,190)	—	—
Equity contracts	—	—	98,213	—
Credit contracts	—	—	—	(39,947)
Total	$(5,959)	$(321,190)	$98,213	$(39,947)

Notes to financial statements
Delaware Dividend Income Fund

9. Derivatives (continued)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the year ended Nov. 30, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the year ended Nov. 30, 2013.

	Long		Short
	Derivative		Derivative
	Volume		Volume
Foreign currency exchange contracts (average cost)	USD	273,142	USD	420,184
Futures contracts (average notional value)		426,359		5,807,220
Swap contracts (average notional value)		20,266,932		—
Options contracts (average notional value)		—		20,158

10. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the year ended Nov. 30, 2013, the Fund had no securities out on loan.

11. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended Nov. 30, 2013. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Notes to financial statements
Delaware Dividend Income Fund

11. Credit and Market Risk (continued)

Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities held by the Fund have been identified in the schedule of investments.

12. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2013 that would require recognition or disclosure in the Fund’s financial statements.

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Equity Funds V
and Shareholders of Delaware Dividend Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Dividend Income Fund (one of the series constituting Delaware Group Equity Funds V, hereafter referred to as the “Fund”) at November 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended November 30, 2009 were audited by other independent accountants whose report dated January 21, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 17, 2014

Other Fund information
(Unaudited)
Delaware Dividend Income Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended Nov. 30, 2013, the Fund reports distributions paid during the year as follows:

(A)	Ordinary Income Distributions (Tax Basis)*	100.00%
(B)	Qualified Dividends[1]	63.84%

(A) is based on a percentage of the Fund’s total distributions.
(B) is based on the Fund’s ordinary income distributions.
[1]	Qualified dividends represent dividends which qualify for the corporate dividends received deduction.
*

For the fiscal year ended Nov. 30, 2013, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003, and by the Tax Relief Unemployment Insurance Reauthorization and Job Creations Act of 2010 and made permanent by the American Taxpayer Relief Act of 2012. The Fund intends to report 69.82% to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2013 Form 1099-DIV, as applicable.

For the fiscal year ended Nov. 30, 2013, certain interest income paid by the Fund, determined to be Qualified Interest Income may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004, and by Tax Relief Unemployment Insurance Reauthorization and Job Creations Act of 2010 and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended Nov. 30, 2013, the Fund has reported maximum distributions of Qualified Interest Income of $5,530,962.

Board consideration of Delaware Dividend Income Fund investment advisory agreement

At a meeting held on Aug. 20-22, 2013 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Dividend Income Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2013 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s recent receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Other Fund information
(Unaudited)
Delaware Dividend Income Fund

Board consideration of Delaware Dividend Income Fund investment advisory agreement (continued)

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended March 31, 2013. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed-asset target allocation moderate funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees
Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees
Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947
Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	70	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.[2]
		Board of Governors Member
		Investment Company
		Institute (ICI)

Private Investor	70	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

Executive Vice President	70	Director and Audit Committee
(Emerging Economies Strategies,		Member — Hercules
Risk and Corporate Administration)		Technology Growth
State Street Corporation		Capital, Inc.
(July 2004–March 2011)
President	70	Director — Hershey Trust
Drexel University
(August 2010–Present)		Director and Audit
		Committee Member
President		Community Health Systems
Franklin & Marshall College
(July 2002–July 2010)
Managing Director	70	None
AKA Strategy
(Strategic Consulting)
(1990–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	70	None
(2004–Present)

Chief Executive Officer —	70	Trust Manager and
Banco Itaú Europa		Audit Committee
International		Member — Camden
(April 2012–Present)		Property Trust

Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Vice Chairman	70	None
(2010–April 2013)
Chief Administrative
Officer (2008–2010)
and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	70	Director, Audit
(January 2006–July 2012)		Committee Member and
Vice President — Mergers & Acquisitions		Investment Committee
(January 2003–January 2006), and		Member
Vice President and Treasurer		Okabena Company
(July 1995–January 2003)
3M Corporation		Chair — 3M
Investment Management
Company
(2005–2012)
Founder	70	Director and Compensation
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director — P/E Investments
Founder
P/E Investments
(Hedge Fund)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers
David F. Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	Deputy General	Deputy General Counsel
Philadelphia, PA 19103	Counsel, and Secretary	since May 2013;
December 1963		Vice President, Deputy
General Counsel
September 2000–
May 2013; Secretary since
October 2005
Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972
David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005–
February 2012;
General Counsel and
Chief Legal Officer
since October 2005
Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	70	None[3]
Deputy General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	70	None[3]
in various capacities at
different times at
Delaware Investments.
David P. O’Connor has served in	70	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	70	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
AKA Strategy
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Dividend Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Annual report U.S. core equity mutual fund Delaware Small Cap Core Fund November 30, 2013

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Small Cap Core Fund at delawareinvestments.com.

Manage your investments online

  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Small Cap Core Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Security type/sector allocation and
top 10 equity holdings	10
Schedule of investments	12
Statement of assets and liabilities	18
Statement of operations	20
Statements of changes in net assets	22
Financial highlights	24
Notes to financial statements	32
Report of independent registered
public accounting firm	43
Other Fund information	44
Board of trustees/directors and
officers addendum	48
About the organization	56

Unless otherwise noted, views expressed herein are current as of Nov. 30, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware Small Cap Core Fund	December 10, 2013

Performance preview (for the year ended November 30, 2013)
Delaware Small Cap Core Fund (Class A shares)	1-year return	+44.21%
Russell 2000® Index (benchmark)	1-year return	+40.99%

Past performance does not guarantee future results.
For complete, annualized performance for Delaware Small Cap Core Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

During the fiscal year ended Nov. 30, 2013, small-cap stocks had an impressive run, rising 41%. Steadily improving economic data combined with supportive monetary policy from the Federal Reserve were the main drivers behind the strong market performance.

The U.S. economy grew at a modest pace during the fiscal year, with gross domestic product (GDP) growth in the 2-3% range. A strong improvement in the U.S. housing market, steady declines in the unemployment rate, and persistently low levels of inflation provided positive tailwinds to the economy. While earnings growth moderated somewhat during the year, corporate profitability still stood near record levels.

From October 1 through 16, the U.S. federal government entered a shutdown after Congress failed to enact legislation appropriating funds for fiscal 2014. Regular government operations resumed on October 17, after an interim appropriations bill was signed into law. However, the shutdown did not hamper the positive momentum in the market.

The continuation of accommodative monetary policy from the Fed also had a positive influence on equity markets during the year. In an effort to support economic growth, the Fed maintained its key interest rate target at 0.25%, and maintained its monthly asset purchase program (quantitative easing). We expect interest rates to remain at this low level until the Fed sees evidence of a greater improvement in economic growth and a further reduction in the unemployment rate.

From a sector perspective, the strongest performing sectors in the Russell 2000 Index were media, consumer services, and business services. The sharp rise in the 10-year Treasury yield led to underperformance from interest rate sensitive sectors such as real estate investment trusts (REITs) and utilities. Small-cap stocks outperformed large-caps during the period, with the Russell 2000 Index rising 41% versus the 31% gain for the Russell 1000® Index. (Source: Bloomberg.)

Within the Fund

For the fiscal year ended Nov. 30, 2013, Delaware Small Cap Core Fund (Class A shares with all distributions reinvested) returned +44.21% at net asset value and +35.90% at maximum offer price. In comparison, the Fund’s benchmark, the Russell 2000 Index, returned +40.99% during the same period. For complete, annualized performance of Delaware Small Cap Core Fund, please see the table on page 4.

1

Portfolio management review
Delaware Small Cap Core Fund

Portfolio performance was strong over the fiscal year. Stock selection in the basic materials, energy, and finance sectors were the top contributors to outperformance. On the negative side, stock selection in the media and technology were the only two detractors from relative performance.

One of the Fund’s top detractors was its holding in Vocus, a provider of cloud marketing software that helps businesses attract, engage, and retain customers. The stock first sold off in April when the company announced weaker than expected results. The company made an acquisition in 2012 that was expected to be a catalyst for growth. The company’s turnaround targets fell short of expectations and as a result we sold the stock in the third quarter of the year.

Perry Ellis International is an apparel manufacturing company, that designs, sources, markets and licenses brands such as Perry Ellis, Original Penguin, Callaway Golf, and Ben Hogan. Over the period the stock fell; most of this decline came sharply in November when the company preannounced lower-than-expected third quarter results. The miss in earnings was primarily a result of a shortfall in mid-tier department store business. Going forward, we believe a number of the company’s brands may have strong potential, particularly the golf business, which recently signed a license agreement with the brand Jack Nicklaus.

Spectrum Pharmaceuticals, a commercial-stage biotechnology company with a diversified portfolio of oncology products, declined during the Fund’s fiscal year. Shares fell in March when the company reduced its 2013 guidance because of lower Fusilev sales due to increased generic competition. Fusilev is its product for colorectal cancer. There had been much debate about how far and how quickly the generics could retake share in this market but company management had been very confident that they would not lose significant share. Clearly management is in the penalty box with investors after this incident, but we have continued to hold the position in the Fund because the company is a profitable biotech that, in our view, has generated strong free cash flow and has several promising new drug candidates in its pipeline that potentially may act as upside catalysts.

On the positive side of the healthcare sector of the portfolio, biopharmaceutical company Incyte was the period’s top-performing holding. Incyte is a commercial-stage biotechnology company focused on the development of therapies for oncology and inflammation conditions. Ruxolitinib ( also known as Jakafi), its first commercial product, is approved for the treatment of myelofibrosis (a disease of the spleen) and sold outside of the United States with Swiss pharmaceutical company Novartis. The stock has been strong as ruxolitinib sales have proven to be stronger than the market first expected, and the company announced positive Phase II trial data for Jakafi in pancreatic cancer in August.

The Fund’s position in U.S. Silica Holdings, a leading producer of industrial sand (silica), advanced during the Fund’s fiscal year. U.S. Silica continued to benefit from surging demand and higher pricing of frac sand, which is utilized by oil and gas producers to increase well efficiency.

2

Technology was one of the top overall sectors contributing to the period’s returns. The top-performing stock in that sector was security software provider Proofpoint. The stock performed well on the back of strong revenue growth after a launch of new products and improved competitive positioning.

The Fund ended the period with small overweight positions in the technology, communications services, and basic materials sectors. The Fund held underweight positions in the utilities, credit cyclicals, and media sectors.

We continue to maintain our strategy of investing in companies with what we view as strong balance sheets and cash flow, sustainable competitive advantages, and high-quality management teams that we believe have the potential to deliver value to shareholders even under challenging economic conditions.

3

Performance summary
Delaware Small Cap Core Fund	November 30, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through November 30, 2013
	1 year	5 years	10 years	Lifetime
Class A (Est. Dec. 29, 1998)
Excluding sales charge	+44.21%	+23.00%	+9.58%	n/a
Including sales charge	+35.90%	+21.54%	+8.93%	n/a
Class C (Est. Aug. 1, 2005)
Excluding sales charge	+43.14%	+22.09%	n/a	+6.96%
Including sales charge	+42.14%	+22.09%	n/a	+6.96%
Class R (Est. Aug. 1, 2005)
Excluding sales charge	+43.86%	+22.71%	n/a	+7.49%
Including sales charge	+43.86%	+22.71%	n/a	+7.49%
Institutional Class (Est. Dec. 29, 1998)
Excluding sales charge	+44.64%	+23.31%	+9.81%	n/a
Including sales charge	+44.64%	+23.31%	+9.81%	n/a
Russell 2000 Index	+40.99%	+20.97%	+9.08%	n/a

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 5. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. Prior to Oct. 1, 2013, Class A shares had an annual distribution and service fee of 0.30% of average daily net assets. This fee was contractually limited to 0.25% during the period from Dec. 1, 2012 until Oct. 1, 2013. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

4

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.50% of average daily net assets. Prior to Oct. 1, 2013, Class R shares had an annual distribution and service fee of 0.60% of average daily net assets. This fee was contractually limited to 0.50% during the period from Nov. 1, 2012 until Oct. 1, 2013.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

Narrowly focused investments may exhibit higher volatility than investments in multiple industry sectors.

Prior to Aug. 1, 2005, the Fund had not engaged in a broad distribution effort of its shares and had been subject to limited redemption requests. 12b-1 fees were waived for this period. Had 12b-1 fees been applied, performance would have been lower. Expense waivers were in effect for the periods shown. Performance would have been lower if waivers did not apply.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively nonroutine expenses)) from exceeding 1.15% of the Fund’s average daily net assets during the period from Dec. 1, 2012, through Nov. 30, 2013.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses	1.36%	2.11%	1.61%	1.11%
(without fee waivers)
Net expenses	1.36%	2.11%	1.61%	1.11%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual

* The contractual waiver period is from March 29, 2012 through March 28, 2014.

5

Performance summary
Delaware Small Cap Core Fund

Performance of a $10,000 investment1
Average annual total returns from Nov. 30, 2003, through Nov. 30, 2013

For period beginning Nov. 30, 2003, through Nov. 30, 2013	Starting value	Ending value
Russell 2000 Index	$10,000	$23,845
Delaware Small Cap Core Fund — Class A shares	$9,425	$23,525

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Nov. 30, 2003, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 5. Please note additional details on pages 4 through 6.

The chart also assumes $10,000 invested in the Russell 2000 Index as of Nov. 30, 2003. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe.

The Russell 1000 Index, mentioned on page 1, measures the performance of the large-cap segment of the U.S. equity universe.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DCCAX	24610B883
Class C	DCCCX	24610B867
Class R	DCCRX	24610B834
Institutional Class	DCCIX	24610B859

6

Disclosure of Fund expenses
For the six-month period from June 1, 2013 to November 30, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from June 1, 2013 to Nov. 30, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

8

Delaware Small Cap Core Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	6/1/13	11/30/13	Expense Ratio	6/1/13 to 11/30/13*
Actual Fund return†
Class A	$1,000.00	$1,219.70	1.31%	$7.29
Class C	1,000.00	1,215.40	2.06%	11.44
Class R	1,000.00	1,218.00	1.56%	8.67
Institutional Class	1,000.00	1,221.50	1.06%	5.90
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.50	1.31%	$6.63
Class C	1,000.00	1,014.74	2.06%	10.40
Class R	1,000.00	1,017.25	1.56%	7.89
Institutional Class	1,000.00	1,019.75	1.06%	5.37

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six month period, the returns shown may differ significantly from fiscal year returns.

9

Security type/sector allocation and
top 10 equity holdings
Delaware Small Cap Core Fund	As of November 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Sector type/sector	Percentage of net assets
Common Stock	95.64%
Basic Materials	6.54%
Business Services	5.95%
Capital Goods	9.46%
Communication Services	1.88%
Consumer Discretionary	5.84%
Consumer Services	3.70%
Consumer Staples	3.76%
Credit Cyclical	1.12%
Energy	4.47%
Financials	15.29%
Healthcare	12.32%
Media	0.54%
Real Estate	5.35%
Technology	16.21%
Transportation	1.51%
Utilities	1.70%
Short-Term Investments	3.95%
Total Value of Securities	99.59%
Receivables and Other Assets Net of Liabilities	0.41%
Total Net Assets	100.00%

10

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Air Methods	1.29%
AAON	1.25%
Susser Holdings	1.24%
West Pharmaceutical Services	1.19%
Steven Madden	1.16%
Align Technology	1.12%
Tenneco	1.12%
G-III Apparel Group	1.09%
Casey’s General Stores	1.06%
FARO Technologies	1.06%

11

Schedule of investments
Delaware Small Cap Core Fund	November 30, 2013

		Number of shares	Value
Common Stock – 95.64%
Basic Materials – 6.54%
	Axiall	33,200	$1,503,960
†	Boise Cascade	47,365	1,215,386
	Cabot	23,900	1,166,320
†	Chemtura	68,900	1,818,960
	Innophos Holdings	18,800	902,024
	Kaiser Aluminum	17,900	1,205,028
	Materion	35,300	1,015,228
	Neenah Paper	26,100	1,095,939
	Stepan	15,200	964,592
†	Taminco	48,500	1,043,720
	U.S. Silica Holdings	13,995	482,967
			12,414,124
Business Services – 5.95%
†	Cross Country Healthcare	93,700	715,868
†	FTI Consulting	40,600	1,823,346
	Kforce	81,775	1,650,220
	McGrath RentCorp	25,780	1,002,584
†	TeleTech Holdings	59,600	1,530,528
	U.S. Ecology	36,280	1,396,054
	United Stationers	42,700	1,920,646
†	WageWorks	21,993	1,260,199
			11,299,445
Capital Goods – 9.46%
	AAON	76,887	2,365,813
	Acuity Brands	12,820	1,314,435
	Applied Industrial Technologies	36,740	1,777,481
	Barnes Group	47,200	1,722,800
†	Chart Industries	3,134	304,938
†	Columbus McKinnon	55,220	1,529,594
	ESCO Technologies	25,400	865,124
†	Esterline Technologies	8,700	765,774
	Granite Construction	41,341	1,291,906
	Kadant	39,300	1,627,806
†	MYR Group	49,300	1,252,713
†	Rofin-Sinar Technologies	47,200	1,219,176
†	Tetra Tech	43,900	1,255,101
†	Titan Machinery	37,050	659,861
			17,952,522

12

		Number of shares	Value
Common Stock (continued)
Communication Services – 1.88%
	Atlantic Tele-Network	16,384	$918,651
†	InterXion Holding	46,691	1,051,014
†	RigNet	37,801	1,605,787
			3,575,452
Consumer Discretionary – 5.84%
†	Express	52,200	1,284,642
†	Francesca’s Holdings	55,100	1,081,062
†	G-III Apparel Group	34,200	2,060,550
†	Iconix Brand Group	49,500	1,964,160
†	Jos. A. Bank Clothiers	29,150	1,656,303
	Perry Ellis International	54,500	846,385
†	Steven Madden	56,450	2,199,292
			11,092,394
Consumer Services – 3.70%
†	AFC Enterprises	40,300	1,756,677
†	Buffalo Wild Wings	11,720	1,760,812
	CEC Entertainment	11,610	556,700
	Cheesecake Factory	26,300	1,282,125
†	Jack in the Box	35,280	1,670,508
			7,026,822
Consumer Staples – 3.76%
	Casey’s General Stores	27,100	2,016,782
	J&J Snack Foods	13,586	1,167,309
†	Prestige Brands Holdings	45,400	1,599,896
†	Susser Holdings	36,850	2,359,137
			7,143,124
Credit Cyclical – 1.12%
†	Tenneco	37,000	2,123,800
			2,123,800
Energy – 4.47%
†	Bonanza Creek Energy	27,000	1,238,490
	Bristow Group	11,050	886,210
†	C&J Energy Services	36,900	874,530
†	Carrizo Oil & Gas	29,700	1,201,068
†	Diamondback Energy	14,110	701,831
†	Jones Energy	37,070	535,662

13

Schedule of investments
Delaware Small Cap Core Fund

		Number of shares	Value
Common Stock (continued)
Energy (continued)
†	Kodiak Oil & Gas	101,100	$1,146,474
†	Pioneer Energy Services	115,000	830,300
†	Rosetta Resources	21,300	1,077,141
			8,491,706
Financials – 15.29%
	American Equity Investment Life Holding	81,500	1,932,364
	AMERISAFE	23,000	1,009,240
	BBCN Bancorp	79,100	1,320,179
	Bryn Mawr Bank	14,700	445,116
†	Capital Bank Financial	57,097	1,332,644
	Cardinal Financial	74,600	1,322,658
	City Holding	29,050	1,429,551
†	Essent Group	4,875	105,983
	Evercore Partners Class A	23,500	1,288,975
	Flushing Financial	66,200	1,430,582
	Greenhill	18,800	1,028,548
@	Independent Bank	34,300	1,309,231
	Maiden Holdings	109,900	1,391,334
	Park National	17,000	1,435,480
	Primerica	35,400	1,523,262
	Prosperity Bancshares	26,900	1,725,097
	Sterling Bancorp	93,400	1,227,276
†	Stifel Financial	31,700	1,419,209
	Susquehanna Bancshares	126,200	1,588,858
†	Texas Capital Bancshares	18,700	1,050,379
	United Fire Group	31,600	940,100
	Webster Financial	55,200	1,627,296
†	Western Alliance Bancorp	49,700	1,154,034
			29,037,396
Healthcare – 12.32%
†	Acorda Therapeutics	43,300	1,507,273
	Air Methods	43,900	2,456,645
†	Align Technology	38,970	2,129,321
†	Auxilium Pharmaceuticals	64,200	1,310,322
†	Cepheid	28,800	1,308,096
	CONMED	37,840	1,540,466
	CryoLife	93,005	1,027,705

14

		Number of shares	Value
Common Stock (continued)
Healthcare (continued)
†	Haemonetics	32,600	$1,377,676
†	ICON	42,700	1,628,578
†	Incyte	5,800	270,280
†	InterMune	85,000	1,175,550
†	Medicines	24,300	889,623
†	Merit Medical Systems	51,987	851,027
†	Quidel	51,800	1,303,288
	Spectrum Pharmaceuticals	95,500	919,665
†	WellCare Health Plans	19,300	1,433,990
	West Pharmaceutical Services	45,320	2,262,374
			23,391,879
Media – 0.54%
	National CineMedia	55,150	1,028,548
			1,028,548
Real Estate – 5.35%
	DCT Industrial Trust	157,400	1,174,204
	DuPont Fabros Technology	55,300	1,297,891
	EastGroup Properties	18,300	1,108,797
	EPR Properties	28,600	1,438,294
	Kite Realty Group Trust	159,000	1,041,450
	LaSalle Hotel Properties	56,800	1,778,976
	Ramco-Gershenson Properties Trust	69,000	1,104,000
	Sovran Self Storage	18,030	1,203,322
			10,146,934
Technology – 16.21%
†	Accelrys	125,500	1,221,115
†	Amkor Technology	206,300	1,237,800
†	Anixter International	17,450	1,542,580
†	Applied Micro Circuits	92,900	1,165,895
†	Brightcove	108,700	1,546,801
†	ChannelAdvisor	24,630	845,548
†	EPAM Systems	29,121	1,032,922
†	ExlService Holdings	21,190	558,568
†	FARO Technologies	36,890	2,011,981
†	inContact	146,370	1,097,775
	j2 Global	33,600	1,611,792
†	KEYW Holding	119,382	1,479,143
†	Netgear	36,910	1,185,180

15

Schedule of investments
Delaware Small Cap Core Fund

		Number of shares	Value
Common Stock (continued)
Technology (continued)
	Plantronics	25,100	$1,122,723
†	Proofpoint	62,600	1,909,300
†	Rocket Fuel	27,400	1,308,076
†	SciQuest	40,700	1,137,972
†	Semtech	49,800	1,480,056
†	Shutterfly	29,000	1,369,670
†	SS&C Technologies Holdings	32,432	1,398,144
†	Synaptics	37,420	1,890,084
†	Trulia	38,600	1,325,524
†	WNS Holdings ADR	64,898	1,299,258
			30,777,907
Transportation – 1.51%
†	Roadrunner Transportation Systems	52,600	1,440,188
†	XPO Logistics	61,800	1,418,928
			2,859,116
Utilities – 1.70%
	Cleco	30,200	1,380,442
	NorthWestern	22,800	1,002,744
	UIL Holdings	22,516	845,025
			3,228,211
Total Common Stock (cost $135,583,001)			181,589,380

		Principal amount
Short-Term Investments – 3.95%
≠Discount Note – 0.04%
	Federal Home Loan Bank 0.05% 12/27/13	$ 75,755	75,755
			75,755
Repurchase Agreements – 2.44%
	Bank of America 0.04%, dated 11/29/13,
	to be repurchased on 12/2/13, repurchase price
	$856,102 (collateralized by U.S. government
	obligations 0.375%-1.875% 11/15/14-6/30/15;
	market value $873,223)	856,101	856,101
	BNP Paribas 0.06%, dated 11/29/13,
	to be repurchased on 12/2/13, repurchase price
	$3,773,905 (collateralized by U.S. government
	obligations 0.625%-2.625% 6/30/14-11/30/19;
	market value $3,849,377)	3,773,899	3,773,899
			4,630,000

16

	Principal amount	Value
Short-Term Investments (continued)
≠U.S. Treasury Obligations – 1.47%
U.S. Treasury Bills
0.02% 12/19/13	$862,991	$862,986
0.033% 1/23/14	876,061	876,047
0.065% 4/24/14	1,051,273	1,050,901
		2,789,934
Total Short-Term Investments (cost $7,495,754)		7,495,689

Total Value of Securities – 99.59% (cost $143,078,755)		$189,085,069

†	Non income producing security.
@	Illiquid security. At Nov. 30, 2013, the aggregate value of illiquid securities was $1,309,231, which represented 0.69% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

17

Statement of assets and liabilities
Delaware Small Cap Core Fund	November 30, 2013

Assets:
Investments, at value[1]	$181,589,380
Short-term investments, at value[2]	7,495,689
Cash	17,011
Receivable for fund shares sold	1,008,985
Dividends and interest receivable	98,319
Total assets	190,209,384

Liabilities:
Payable for fund shares redeemed	109,938
Investment management fees payable	112,134
Distribution fees payable to affiliates	38,473
Audit fees payable	27,535
Trustees’ fees and expenses payable	1,221
Other affiliates payable	15,748
Other accrued expenses	47,646
Total liabilities	352,695

Total Net Assets	$189,856,689

Net Assets Consist of:
Paid-in capital	$140,104,309
Distributions in excess of net investment loss	(355,911)
Accumulated net realized gain on investments	4,101,977
Net unrealized appreciation of investments	46,006,314
Total Net Assets	$189,856,689

[1]Investments, at cost	$135,583,001
[2]Short-term investments, at cost	7,495,754

18

Net Asset Value

Class A
Net assets	$69,385,513
Shares of beneficial interest outstanding, unlimited authorization, no par	3,551,384
Net asset value per share	$19.54
Sales charge	5.75%
Offering price per share, equal to net asset value per share/(1 - sales charge)	$20.73

Class C
Net assets	$25,827,518
Shares of beneficial interest outstanding, unlimited authorization, no par	1,400,039
Net asset value per share	$18.45

Class R
Net assets	$12,785,453
Shares of beneficial interest outstanding, unlimited authorization, no par	665,088
Net asset value per share	$19.22

Institutional Class
Net assets	$81,858,205
Shares of beneficial interest outstanding, unlimited authorization, no par	4,147,570
Net asset value per share	$19.74

See accompanying notes, which are an integral part of the financial statements.

19

Statement of operations
Delaware Small Cap Core Fund	Year Ended November 30, 2013

Investment Income:
Dividends	$1,361,835
Securities lending income	12,039
Interest	2,802	$1,376,676

Expenses:
Management fees	942,227
Distribution expenses – Class A	122,308
Distribution expenses – Class C	156,952
Distribution expenses – Class R	52,092
Dividend disbursing and transfer agent fees and expenses	186,526
Registration fees	75,665
Accounting and administration expenses	48,681
Audit and tax	27,730
Reports and statements to shareholders	19,643
Legal fees	9,856
Trustees’ fees and expenses	6,395
Custodian fees	5,243
Other expenses	14,388	1,667,706
Less waived distribution expenses – Class A		(16,133)
Less waived distribution expenses – Class R		(7,016)
Less expense paid indirectly		(125)
Total operating expenses		1,644,432
Net Investment Loss		(267,756)

Net Realized and Unrealized Gain:
Net realized gain on investments		12,854,496
Net change in unrealized appreciation (depreciation)
of investments		33,855,724
Net Realized and Unrealized Gain		46,710,220

Net Increase in Net Assets Resulting from Operations		$46,442,464

See accompanying notes, which are an integral part of the financial statements.

20

Statements of changes in net assets
Delaware Small Cap Core Fund

	Year Ended
	11/30/13	11/30/12
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(267,756)	$(122,098)
Net realized gain	12,854,496	5,527,183
Net change in unrealized appreciation (depreciation)	33,855,724	3,363,440
Net increase in net assets resulting from operations	46,442,464	8,768,525

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(22,899)	—
Institutional Class	(133,052)	—
	(155,951)	—

Capital Share Transactions:
Proceeds from shares sold:
Class A	38,621,136	8,834,083
Class C	11,670,310	3,125,991
Class R	4,701,991	2,206,774
Institutional Class	29,676,984	10,737,301

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	22,424	—
Institutional Class	131,836	—
	84,824,681	24,904,149

22

	Year Ended
	11/30/13	11/30/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	(10,033,078)	(10,866,354)
Class C	(1,587,669)	(1,705,061)
Class R	(2,037,193)	(1,931,142)
Institutional Class	(10,705,047)	(4,714,614)
	(24,362,987)	(19,217,171)
Increase in net assets derived from
capital share transactions	60,461,694	5,686,978
Net Increase in Net Assets	106,748,207	14,455,503

Net Assets:
Beginning of year	83,108,482	68,652,979
End of year (including accumulated (distributions in
excess of) net investment income (loss) of $(355,911)
and $(88,155), respectively)	$189,856,689	$83,108,482

See accompanying notes, which are an integral part of the financial statements.

23

Financial highlights
Delaware Small Cap Core Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

24

Year Ended
11/30/13	11/30/12		11/30/11	11/30/10	11/30/09
$13.560	$12.010		$11.150	$8.740	$6.930

(0.036)	(0.022)		(0.024)	0.034	0.003
6.027	1.572		0.928	2.376	1.815
5.991	1.550		0.904	2.410	1.818

(0.011)	—		(0.044)	—	(0.008)
(0.011)	—		(0.044)	—	(0.008)

$19.540	$13.560		$12.010	$11.150	$8.740

44.21%	12.91%		8.10%	27.57%	25.36%

$69,386	$25,084		$24,242	$23,191	$24,512
1.31%	1.36%		1.39%	1.40%	1.45%

1.35%	1.41%		1.45%	1.54%	1.63%
(0.22% )	(0.17%	)	(0.20% )	0.35%	0.04%

(0.26% )	(0.22%	)	(0.26% )	0.21%	(0.14% )
38%	37%		42%	37%	79%

25

Financial highlights
Delaware Small Cap Core Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain
Total from investment operations

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

26

Year Ended
11/30/13		11/30/12		11/30/11		11/30/10		11/30/09
$12.890		$11.510		$10.720		$8.470		$6.750

(0.152)		(0.115)		(0.112)		(0.039)		(0.052)
5.712		1.495		0.902		2.289		1.772
5.560		1.380		0.790		2.250		1.720

$18.450		$12.890		$11.510		$10.720		$8.470

43.14%		11.99%		7.37%		26.56%		25.48%

$25,828		$10,051		$7,702		$8,285		$7,468
2.06%		2.11%		2.14%		2.15%		2.20%

2.06%		2.11%		2.15%		2.24%		2.33%
(0.97%	)	(0.92%	)	(0.95%	)	(0.40%	)	(0.71%	)

(0.97%	)	(0.92%	)	(0.96%	)	(0.49%	)	(0.84%	)
38%		37%		42%		37%		79%

27

Financial highlights
Delaware Small Cap Core Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

28

Year Ended
11/30/13		11/30/12		11/30/11	11/30/10		11/30/09
$13.360		$11.870		$11.030	$8.660		$6.870

(0.076)		(0.054)		(0.054)	0.009		(0.016)
5.936		1.544		0.913	2.361		1.806
5.860		1.490		0.859	2.370		1.790

—		—		(0.019)	—		—
—		—		(0.019)	—		—

$19.220		$13.360		$11.870	$11.030		$8.660

43.86%		12.55%		7.79%	27.37%		26.06%

$12,785		$6,809		$5,786	$5,322		$3,848
1.56%		1.61%		1.64%	1.65%		1.70%

1.64%		1.71%		1.75%	1.84%		1.93%
(0.47%	)	(0.42%	)	(0.45% )	0.10%		(0.21%	)

(0.55%	)	(0.52%	)	(0.56% )	(0.09%	)	(0.44%	)
38%		37%		42%	37%		79%

29

Financial highlights
Delaware Small Cap Core Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[1]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

30

Year Ended
11/30/13	11/30/12	11/30/11	11/30/10	11/30/09
$13.690	$12.100	$11.230	$8.790	$6.970

0.005	0.011	0.006	0.060	0.022
6.089	1.579	0.934	2.385	1.830
6.094	1.590	0.940	2.445	1.852

(0.044)	—	(0.070)	(0.005)	(0.032)
(0.044)	—	(0.070)	(0.005)	(0.032)

$19.740	$13.690	$12.100	$11.230	$8.790

44.64%	13.14%	8.37%	27.83%	25.78%

$81,858	$41,164	$30,923	$33,877	$30,401
1.06%	1.11%	1.14%	1.15%	1.20%

1.06%	1.11%	1.15%	1.24%	1.33%
0.03%	0.08%	0.05%	0.60%	0.29%

0.03%	0.08%	0.04%	0.51%	0.16%
38%	37%	42%	37%	79%

31

Notes to financial statements
Delaware Small Cap Core Fund	November 30, 2013

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Core Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

32

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2010 – Nov. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Nov. 29, 2013.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification

33

Notes to financial statements
Delaware Small Cap Core Fund

1. Significant Accounting Policies (continued)
upon notice of the character of such distributions by the issuer. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended Nov. 30, 2013.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended Nov. 30, 2013.

The Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended Nov. 30, 2013, the Fund earned $ 125 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations, (collectively, nonroutine expenses)) do not exceed 1.15% of average daily net assets of the Fund from Dec. 1, 2012 through Nov. 30, 2013*. For purposes of this waiver and reimbursement, nonroutine expenses may also

* The contractual waiver period is from March 29, 2012 through March 28, 2014.

34

include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the year ended Nov. 30, 2013, the Fund was charged $ 6,083 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. This amount is included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the year ended Nov. 30, 2013, the amount charged by DSC was 27,781. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 1.00% of the average daily net assets of the Class C shares. Effective Oct. 1, 2013, the Fund pays DDLP an annual distribution and service fees of 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively. Prior to Oct. 1, 2013, the Fund paid DDLP an annual distribution and service fee of 0.30% and 0.60%, respectively, of the average daily net assets of the Class A and Class R shares, respectively. For the period from Dec. 1, 2012 to Oct. 1, 2013, the distribution and service fees for Class A and Class R were contractually limited to 0.25% and 0.50% of the classes’ average daily net assets. Institutional Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax and regulatory reporting services to the Fund. For the year ended Nov. 30, 2013, the Fund was charged $4,389 for internal legal, tax and regulatory reporting services provided by DMC and/or its affiliates’ employees.

For the year ended Nov. 30, 2013, DDLP earned $ 36,733 for commissions on sales of the Fund’s Class A shares. For the year ended Nov. 30, 2013, DDLP received gross CDSC commissions of $269 and $389 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

35

Notes to financial statements
Delaware Small Cap Core Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended Nov. 30, 2013, the Fund made purchases of $ 98,789,940 and sales of $ 45,538,755 of investment securities other than short-term investments.

At Nov. 30, 2013, the cost of investments for federal income tax purposes was $143,847,046. At Nov. 30, 2013, the net unrealized appreciation was $45,238,023, of which $46,884,854 related to unrealized appreciation of investments and $1,646,831 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

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Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2013:

	Level 1	Level 2	Total
Common Stock	$181,589,380	$—	$181,589,380
Short-Term Investments	—	7,495,689	7,495,689
Total	$181,589,380	$7,495,689	$189,085,069

During the year ended Nov. 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

At Nov. 30, 2013, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the year ended Nov. 30, 2012. The tax character of dividends and distributions paid during the year ended Nov. 30, 2013 was as follows:

Year Ended
11/30/13
Long-term capital gain	$155,951

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Notes to financial statements
Delaware Small Cap Core Fund

5. Components of Net Assets on a Tax Basis

As of Nov. 30, 2013, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$140,104,309
Qualified late year losses deferred	(355,911)
Undistributed long-term capital gain	4,870,268
Unrealized appreciation of investments	45,238,023
Net assets	$189,856,689

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Qualified late year ordinary and capital losses (including currency and specified gain/loss items) represent losses realized from Jan. 1, 2013 through Nov. 30, 2013 and Dec. 1, 2012 through Nov. 30, 2013, respectively, that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the year ended Nov. 30, 2013, the Fund recorded the following reclassifications.

Distributions in excess of net investment loss	$155,951
Accumulated net realized gain	(155,951)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $7,390,998 was utilized in 2013.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

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6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	11/30/13	11/30/12
Shares sold:
Class A	2,308,325	665,954
Class C	724,461	247,010
Class R	283,583	169,158
Institutional Class	1,783,487	805,690

Shares issued upon reinvestment of dividends and distributions:
Class A	1,609	—
Institutional Class	9,390	—
	5,110,855	1,887,812

Shares redeemed:
Class A	(608,787)	(833,529)
Class C	(104,432)	(136,402)
Class R	(128,048)	(147,035)
Institutional Class	(651,586)	(354,193)
	(1,492,853)	(1,471,159)
Net increase	3,618,002	416,653

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 12, 2013.

On Nov. 12, 2013, the Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 10, 2014.

The Fund had no amounts outstanding as of Nov. 30, 2013 or at any time during the year then ended.

39

Notes to financial statements
Delaware Small Cap Core Fund

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

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The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Nov. 30, 2013, the Fund had no securities out on loan.

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended Nov. 30, 2013. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Nov. 30, 2013, there were no Rule 144A securities held by the Fund. Illiquid securities have been identified in the schedule of investments.

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Notes to financial statements
Delaware Small Cap Core Fund

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2013 that would require recognition or disclosure in the Fund’s financial statements.

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Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Equity Funds V
and Shareholders of Delaware Small Cap Core Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Small Cap Core Fund (one of the series constituting Delaware Group Equity Funds V, hereafter referred to as the “Fund”) at November 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended November 30, 2009 were audited by other independent accountants whose report dated January 21, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 17, 2014

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Other Fund information
(Unaudited)
Delaware Small Cap Core Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All reporting is based on financial information available as of the date of this annual report and, accordingly is subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended Nov. 30, 2013, the Fund reports distributions paid during the year as follows:

(A) Long-Term Distributions (Tax Basis)	100.00%
Total Distributions (Tax Basis)	100.00%

(A) is based on a percentage of the Fund’s total distributions.

Board consideration of Delaware Small Cap Core Fund investment advisory agreement

At a meeting held on August 20-22, 2013 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Small Cap Core Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2013 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

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In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s recent receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three- and five-year periods ended March 31, 2013. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

45

Other Fund information
(Unaudited)
Delaware Small Cap Core Fund

Board consideration of Delaware Small Cap Core Fund investment advisory agreement (continued)

The Performance Universe for the Fund consisted of the Fund and all retail and institutional small-cap core funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the three- and five-year periods was in the first quartile of its Performance Universe and the Fund’s total return for the ten-year period was in the third quartile of its Performance Universe. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to

46

which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

47

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees
Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees
Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947
Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

48

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	70	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.[2]
		Board of Governors Member
		Investment Company
		Institute (ICI)

Private Investor	70	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

Executive Vice President	70	Director and Audit Committee
(Emerging Economies Strategies,		Member — Hercules
Risk and Corporate Administration)		Technology Growth
State Street Corporation		Capital, Inc.
(July 2004–March 2011)
President	70	Director — Hershey Trust
Drexel University
(August 2010–Present)		Director and Audit
		Committee Member
President		Community Health Systems
Franklin & Marshall College
(July 2002–July 2010)
Managing Director	70	None
AKA Strategy
(Strategic Consulting)
(1990–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

49

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

50

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	70	None
(2004–Present)

Chief Executive Officer —	70	Trust Manager and
Banco Itaú Europa		Audit Committee
International		Member — Camden
(April 2012–Present)		Property Trust

Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Vice Chairman	70	None
(2010–April 2013)
Chief Administrative
Officer (2008–2010)
and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group

51

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

52

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	70	Director, Audit
(January 2006–July 2012)		Committee Member and
Vice President — Mergers & Acquisitions		Investment Committee
(January 2003–January 2006), and		Member
Vice President and Treasurer		Okabena Company
(July 1995–January 2003)
3M Corporation		Chair — 3M
Investment Management
Company
(2005–2012)
Founder	70	Director and Compensation
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director — P/E Investments
Founder
P/E Investments
(Hedge Fund)
(September 1996–Present)

53

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers
David F. Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	Deputy General	Deputy General Counsel
Philadelphia, PA 19103	Counsel, and Secretary	since May 2013;
December 1963		Vice President, Deputy
General Counsel
September 2000–
May 2013; Secretary since
October 2005
Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972
David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005–
February 2012;
General Counsel and
Chief Legal Officer
since October 2005
Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

54

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	70	None[3]
Deputy General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	70	None[3]
in various capacities at
different times at
Delaware Investments.
David P. O’Connor has served in	70	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	70	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

55

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
AKA Strategy
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Small Cap Core Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

56

Annual report U.S. value equity mutual fund Delaware Small Cap Value Fund November 30, 2013

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Small Cap Value Fund at delawareinvestments.com.

Manage your investments online
  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Small Cap Value Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Security type/sector allocation and
top 10 equity holdings	10
Schedule of investments	12
Statement of assets and liabilities	18
Statement of operations	20
Statements of changes in net assets	22
Financial highlights	24
Notes to financial statements	34
Report of independent registered
public accounting firm	44
Other Fund information	45
Board of trustees/directors and
officers addendum	50
About the organization	58

Unless otherwise noted, views expressed herein are current as of Nov. 30, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware Small Cap Value Fund	December 10, 2013

Performance preview (for the year ended November 30, 2013)
Delaware Small Cap Value Fund (Class A shares)	1-year return	+	32.87%
Russell 2000® Value Index (benchmark)	1-year return	+	37.60%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Small Cap Value Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Small-cap value stocks pushed higher during the Fund’s fiscal year ended Nov. 30, 2013, propelled by a relaxation of financial tensions in Europe, continued economic growth in the United States, and the perception that the Federal Reserve stood ready to cushion any potential downturn with additional billions of newly minted dollars.

The sharp gains came despite fiscal headwinds and political dysfunction, including worries about the perceived so-called fiscal cliff, a sizeable budgetary sequester, a 16-day government shutdown, and the threat of a first-ever default on the national debt. In spite of these potential headwinds, smaller stocks outperformed their large- and mid-sized cousins by a significant margin during the Fund’s fiscal year (source: Bloomberg).

Although there were hints that the Fed might soon remove the monetary punchbowl — delivered first by Fed Chairman Ben Bernanke in May 2013 and repeated by various Fed officials over subsequent weeks — quantitative easing (QE), remained in full-force through the end of the Fund’s fiscal year. The rally picked up steam after mid-September when the Fed pleased the financial markets by declining to taper its monthly bond-buying program. President Barack Obama’s nomination of Janet Yellen to succeed Ben Bernanke as Fed chair in January 2014 further bolstered the bullish mood, given that Yellen is widely viewed as relatively “dovish” on monetary policy where it concerns employment and inflation.

Though economic growth remained generally lackluster during the fiscal period, there were few signs of recession. Unemployment also drifted lower, albeit at glacial speed, while corporate profits mostly beat modest expectations.

Fund performance
For the fiscal year ended Nov. 30, 2013, Delaware Small Cap Value Fund (Class A shares) returned +32.87% at net asset value (NAV) and +25.22% at maximum offer price (both figures reflect all distributions reinvested). The Fund underperformed its benchmark, the Russell 2000 Value Index, which returned +37.60% for the same period. Complete annualized performance for Delaware Small Cap Value Fund is shown in the table on page 4.

In the mostly “risk-on” mindset that prevailed during the fiscal year, the Fund benefited from the decision to underweight real estate investment trusts (REITs) and “defensive” stocks in general. The Fund’s allocation to the capital spending and consumer services sectors also contributed to relative performance, although the Fund’s stock selection within the consumer group was

1

Portfolio management review
Delaware Small Cap Value Fund

subpar. We maintained a relatively neutral weighting to the strong-performing domestic banks sector, and stock selection within this group further boosted relative performance.

However, our lack of exposure to asset management companies — with the notable exception of Boston Private Financial Holdings — detracted from relative performance, as did our ongoing underweight to what we viewed as highly leveraged and lower-quality stocks. Finally, although biotechnology companies represented only a small portion of the Fund’s benchmark, the Fund’s total lack of exposure to the industry negatively affected relative performance. It is important to note, however, that most biotechnology companies generally have little or no earnings and only qualify for inclusion in a “value” index on the basis of the price-to-book value metric. Similarly, it has been the policy of the Fund to minimize exposure to companies with higher levels of debt. Finally, the technology sector detracted from Fund performance due to a more defensive stock selection within a normally high-beta group.

Among individual securities, the Fund’s allocation to East West Bancorp contributed positively to the Fund’s relative performance. The California-based company is a full-service commercial bank with customers located throughout the U.S. and China. Its stock performed quite well during the fiscal year amid two dividend increases, a share repurchase program, and solid loan growth. The Fund held shares of East West Bancorp during the full fiscal year and continues to do so.

The Fund also benefited from its holdings in Saia, a Georgia-based trucking company that experienced strong revenue and earnings increases while it implemented cost controls. The stock more than doubled during the fiscal year as the successful implementation of those controls allowed for significant earnings’ gains despite relatively modest revenue growth. Although the Fund continues to hold Saia shares, we scaled back the Fund’s position in recent months.

Chicago Bridge & Iron, an engineering and construction firm with significant exposure to the energy sector, also boosted relative returns. The company benefited from its acquisition of The Shaw Group in a deal that, in our view, provided valuable synergies. The Fund held the stock entering the fiscal year and we used the near-doubling of its share price to reduce the Fund’s position during the latter part of 2013.

The largest detractor from the Fund’s performance during the fiscal year was Cirrus Logic, in part because of an overweight allocation to the stock. The company is heavily dependent on its main customer, Apple, which has insisted on price concessions from major suppliers. Because of this and other concerns over Apple’s longer-term growth profile the share fell, shares of Cirrus Logic fell sharply during the first half of the fiscal year. While Cirrus continued to have, in our view, a solid balance sheet and free cash flow, many investors nonetheless discounted a lowering of earnings expectations in coming quarters. The stock has rebounded — not coincidentally, along with Apple — from its midsummer lows; therefore, we continue to hold its shares in the Fund.

Women’s apparel retailer Stage Stores also detracted from relative performance. Though management achieved considerable success in getting the company’s finances in order,

2

same-store sales were slightly off during the spring and summer earnings reporting seasons, triggering a sharp selloff in its stock. (Given the broad-based nature of the current bull market, most disappointed investors have not been willing to linger.) At current levels, however, we view Stage Stores as having potential to be a solid long-term holding and recently added to the Fund’s position.

Finally, Education Realty Trust, a student-housing REIT, also detracted from Fund performance. The company reported solid earnings growth, but its shares nonetheless were painted with the same negative brush that tarnished the REIT industry in general. An earnings shortfall at a major competitor gave investors another reason to look outside the industry. Despite its negative effect on the Fund’s relative performance, the decline in shares of Education Realty Trust was modest in nominal terms, and the Fund continues to hold the shares.

At the end of the fiscal year, the Fund maintained its procyclical tilt, which translated into overweight positions in basic industries, capital spending, consumer services, and technology, with corresponding underweights in utilities, REITs, and consumer staples. We also continue to apply our traditional higher-quality bias to the Fund’s portfolio, with a particular emphasis on companies that, in our opinion, have potential to generate free cash flow, appear to be in a position to raise their dividend or buyback shares, and exhibit disciplined capital spending and acquisition strategies. Also in accordance with the Fund’s long-held preferences, we continue to underweight companies that, in our view, are excessively levered.

3

Performance summary
Delaware Small Cap Value Fund	November 30, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through November 30, 2013
	1 year	5 years	10 years
Class A (Est. June 24, 1987)
Excluding sales charge	+32.87%	+21.14%	+9.54%
Including sales charge	+25.22%	+19.71%	+8.90%
Class B (Est. Sept. 6, 1994)
Excluding sales charge	+31.97%	+20.25%	+8.90%
Including sales charge	+27.97%	+20.04%	+8.90%
Class C (Est. Nov. 29, 1995)
Excluding sales charge	+31.93%	+20.23%	+8.74%
Including sales charge	+30.93%	+20.23%	+8.74%
Class R (Est. June 2, 2003)
Excluding sales charge	+32.55%	+20.84%	+9.27%
Including sales charge	+32.55%	+20.84%	+9.27%
Institutional Class (Est. Nov. 9, 1992)
Excluding sales charge	+33.22%	+21.44%	+9.83%
Including sales charge	+33.22%	+21.44%	+9.83%
Russell 2000 Value Index	+37.60%	+18.60%	+8.79%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 5. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. Prior to Oct. 1, 2013, Class A shares had an annual distribution and service fee of 0.30% of average daily net assets. This fee was contractually limited to 0.25% during the period from Dec. 1, 2012 until Oct. 1, 2013. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

4

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from Nov. 1, 2013, through Oct. 31, 2014. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.50% of average daily net assets. Prior to Oct. 1, 2013, Class R shares had an annual distribution and service fee of 0.60% of average daily net assets. This fee was contractually limited to 0.50% during the period from Dec. 1, 2012 until Oct. 1, 2013.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

2 The Fund’s expense ratios, as described in the most recent prospectus and any applicable supplement(s), are disclosed in the following “Fund expense ratios” table.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	1.32%	1.32%	2.07%	1.57%	1.07%
(without fee waivers)
Net expenses	1.32%	1.32%	2.07%	1.57%	1.07%
(including fee waivers, if any)
Type of waiver	n/a	n/a	n/a	n/a	n/a

5

Performance summary
Delaware Small Cap Value Fund

Performance of a $10,000 investment1
Average annual total returns from Nov. 30, 2003, through Nov. 30, 2013

For period beginning Nov. 30, 2003, through Nov. 30, 2013	Starting value	Ending value
Delaware Small Cap Value Fund — Class A shares	$9,425	$23,450
Russell 2000 Value Index	$10,000	$23,218

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Nov. 30, 2003, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 5. Please note additional details on pages 4 through 6.

The chart also assumes $10,000 invested in the Russell 2000 Value Index as of Nov. 30, 2003.

The Russell 2000 Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DEVLX	246097109
Class B	DEVBX	246097307
Class C	DEVCX	246097406
Class R	DVLRX	246097505
Institutional Class	DEVIX	246097208

6

Disclosure of Fund expenses
For the six-month period from June 1, 2013 to November 30, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from June 1, 2013 to Nov. 30, 2013.

Actual expenses
The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

8

Delaware Small Cap Value Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	6/1/13	11/30/13	Expense Ratio	6/1/13 to 11/30/13*
Actual Fund return†
Class A	$1,000.00	$1,130.40	1.26%	$6.73
Class B	1,000.00	1,126.80	1.93%	10.29
Class C	1,000.00	1,126.40	2.01%	10.71
Class R	1,000.00	1,129.10	1.51%	8.06
Institutional Class	1,000.00	1,131.90	1.01%	5.40
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.75	1.26%	$6.38
Class B	1,000.00	1,015.39	1.93%	9.75
Class C	1,000.00	1,014.99	2.01%	10.15
Class R	1,000.00	1,017.50	1.51%	7.64
Institutional Class	1,000.00	1,020.00	1.01%	5.11

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six month period, the returns shown may differ significantly from fiscal year returns.

9

Security type/sector allocation and
top 10 equity holdings
Delaware Small Cap Value Fund	As of November 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Common Stock	96.46%
Basic Industry	10.11%
Business Services	1.27%
Capital Spending	10.42%
Consumer Cyclical	3.70%
Consumer Services	10.82%
Consumer Staples	0.41%
Energy	7.35%
Financial Services	20.87%
Healthcare	7.01%
Real Estate	6.05%
Technology	13.47%
Transportation	2.74%
Utilities	2.24%
Exchange-Traded Fund	1.01%
Short-Term Investments	2.71%
Total Value of Securities	100.18%
Liabilities Net of Receivables and Other Assets	(0.18%)
Total Net Assets	100.00%

10

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
United Rentals	3.31%
East West Bancorp	2.43%
Whiting Petroleum	2.39%
Platinum Underwriters Holdings	1.78%
Fuller (H.B.)	1.77%
Chemtura	1.66%
Hancock Holding	1.61%
Helix Energy Solutions Group	1.60%
Synopsys	1.60%
Chicago Bridge & Iron	1.54%

11

Schedule of investments
Delaware Small Cap Value Fund	November 30, 2013

		Number of shares	Value
Common Stock – 96.46%
Basic Industry – 10.11%
	Albemarle	403,100	$27,697,001
†	Berry Plastics Group	1,168,000	25,053,600
†	Chemtura	1,430,100	37,754,640
	Cytec Industries	322,100	28,821,508
	Fuller (H.B.)	786,400	40,287,272
	Glatfelter	717,400	20,080,026
	Kaiser Aluminum	442,027	29,757,258
	Olin	617,100	15,322,593
	Valspar	77,700	5,486,397
			230,260,295
Business Services – 1.27%
	Brink’s	390,900	13,106,877
	United Stationers	350,618	15,770,798
			28,877,675
Capital Spending – 10.42%
	Actuant Class A	574,900	22,467,092
@	Altra Holdings	753,114	22,879,603
	Chicago Bridge & Iron	458,800	35,180,784
†	EnPro Industries	229,800	13,006,680
	ITT	803,500	32,798,870
	Regal Beloit	330,000	24,281,400
†	Thermon Group Holdings	398,600	11,479,680
†	United Rentals	1,096,200	75,341,826
			237,435,935
Consumer Cyclical – 3.70%
	Barnes Group	467,500	17,063,750
	Dana Holdings	982,800	19,931,184
	Knoll	656,700	11,656,425
†	Meritage Homes	554,500	24,165,110
	Standard Motor Products	333,000	11,561,760
			84,378,229
Consumer Services – 10.82%
†	Big Lots	491,400	18,835,362
	Brinker International	296,700	13,953,801
@	Cato Class A	692,600	23,576,104
	CEC Entertainment	190,400	9,129,680
	Cheesecake Factory	453,900	22,127,625

12

		Number of shares	Value
Common Stock (continued)
Consumer Services (continued)
	Finish Line Class A	745,500	$19,688,655
†	Genesco	213,100	15,963,321
	Guess	248,800	8,523,888
	Hanesbrands	325,900	22,845,590
†	Madden (Steven)	423,150	16,485,924
	Meredith	367,000	19,575,780
	Pier 1 Imports	643,200	14,336,928
	Rent-A-Center	395,100	13,457,106
	Stage Stores	647,100	13,595,571
	Texas Roadhouse	509,200	14,247,416
			246,342,751
Consumer Staples – 0.41%
	Pinnacle Foods	335,500	9,256,445
			9,256,445
Energy – 7.35%
†	Helix Energy Solutions Group	1,642,000	36,468,820
†	Jones Energy	437,100	6,316,095
	Patterson-UTI Energy	1,233,900	28,762,209
	Southwest Gas	528,000	28,015,680
†	Stone Energy	406,663	13,452,412
†	Whiting Petroleum	901,800	54,468,720
			167,483,936
Financial Services – 20.87%
	Bank of Hawaii	555,700	32,869,655
	Boston Private Financial Holdings	1,420,700	16,899,227
@	Community Bank System	778,100	30,236,966
	CVB Financial	537,200	8,670,408
	East West Bancorp	1,612,123	55,263,575
	First Financial Bancorp	1,146,600	18,953,298
	First Midwest Bancorp	974,500	17,891,820
	Hancock Holding	1,041,500	36,660,800
@	Independent Bank	622,900	23,776,093
@	Infinity Property & Casualty	293,082	20,911,401
	Main Street Capital	490,100	16,148,795
@	NBT Bancorp	929,700	24,107,121
	Platinum Underwriters Holdings	640,100	40,582,340
	ProAssurance	129,900	6,245,592
@	S&T Bancorp	495,300	13,031,343

13

Schedule of investments
Delaware Small Cap Value Fund

		Number of shares	Value
Common Stock (continued)
Financial Services (continued)
@	Selective Insurance Group	1,101,600	$31,054,104
	StanCorp Financial Group	198,000	12,693,780
	Validus Holdings	470,884	18,858,904
	Webster Financial	1,046,600	30,853,768
@	WesBanco	620,900	19,558,350
			475,267,340
Healthcare – 7.01%
	Cooper	113,300	14,926,142
†	Haemonetics	474,300	20,043,918
	Owens & Minor	509,900	19,462,883
	Service Corp. International	1,318,200	23,819,874
	STERIS	495,700	22,871,598
	Teleflex	276,900	27,222,039
	Universal Health Services Class B	166,300	13,708,109
†	VCA Antech	585,000	17,520,750
			159,575,313
Real Estate – 6.05%
	Alexander & Baldwin	450,200	17,013,058
	Brandywine Realty Trust	1,490,637	19,795,659
	Education Realty Trust	1,345,300	11,704,110
	Healthcare Realty Trust	577,700	12,784,501
	Highwoods Properties	560,300	20,125,976
	Lexington Realty Trust	1,798,900	18,474,703
	Ramco-Gershenson Properties Trust	844,289	13,508,624
	Summit Hotel Properties	1,041,700	9,458,636
	Washington Real Estate Investment Trust	628,300	14,915,842
			137,781,109
Technology – 13.47%
@	Black Box	223,813	6,269,002
†	Brocade Communications Systems	2,897,700	25,470,783
†	Cirrus Logic	978,600	19,748,148
†	CommScope Holding	889,500	14,312,055
	Compuware	2,407,000	26,452,930
†	Electronics for Imaging	502,700	19,906,920
†	Netscout Systems	551,900	16,794,317
†	ON Semiconductor	3,226,800	22,878,012
†@	Premiere Global Services	962,850	8,983,391
†	PTC	889,200	28,934,568

14

	Number of shares	Value
Common Stock (continued)
Technology (continued)
† RF Micro Devices	1,932,600	$10,204,128
† Synopsys	994,900	36,443,187
† Tech Data	407,400	21,119,616
† Teradyne	1,207,300	20,560,319
† Vishay Intertechnology	2,229,300	28,824,849
		306,902,225
Transportation – 2.74%
† Kirby	163,700	15,461,465
Matson	499,900	12,512,497
† Saia	393,950	13,681,884
Werner Enterprises	862,200	20,753,154
		62,409,000
Utilities – 2.24%
Black Hills	349,800	17,584,446
El Paso Electric	432,900	15,597,387
NorthWestern	405,000	17,811,900
		50,993,733
Total Common Stock (cost $1,655,630,332)		2,196,963,986

Exchange-Traded Fund – 1.01%
iShares Russell 2000 Value Index Fund	234,700	23,035,805
Total Exchange-Traded Fund (cost $20,270,185)		23,035,805

	Principal amount
Short-Term Investments – 2.71%
≠Discount Note – 0.04%
Federal Home Loan Bank 0.05% 12/27/13	$962,719	962,712
		962,712
Repurchase Agreements – 1.51%
Bank of America 0.04%, dated 11/29/13, to be
repurchased on 12/2/13, repurchase price
$6,348,098 (collateralized by U.S. government
obligations 0.375%-1.875% 11/15/14-6/30/15;
market value $6,475,053)	6,348,091	6,348,091

15

Schedule of investments
Delaware Small Cap Value Fund

	Principal amount	Value
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 0.06%, dated 11/29/13, to be
repurchased on 12/2/13, repurchase price
$27,983,956 (collateralized by U.S. government
obligations 0.625%-2.625% 6/30/14-11/30/19;
market value $28,543,588)	$27,983,909	$27,983,909
		34,332,000
≠U.S. Treasury Obligations – 1.16%
U.S. Treasury Bills
0.02% 12/19/13	7,974,918	7,974,870
0.033% 1/23/14	8,376,977	8,376,843
0.065% 4/24/14	10,052,373	10,048,824
		26,400,537
Total Short-Term Investments (cost $61,695,858)		61,695,249

Total Value of Securities – 100.18%
(cost $1,737,596,375)		$2,281,695,040

†	Non income producing security.
@	Illiquid security. At Nov. 30, 2013, the aggregate value of illiquid securities was $224,383,478, which represented 9.85% of the Fund’s net assets. See Note 9 in “Notes to Financial Statements.”
≠	The rate shown is the effective yield at the time of purchase.

See accompanying notes, which are an integral part of the financial statements.

16

Statement of assets and liabilities
Delaware Small Cap Value Fund	November 30, 2013

Assets:
Investments, at value[1]	$2,219,999,791
Short-term investments, at value[2]	61,695,249
Receivable for securities sold	4,972,582
Receivable for fund shares sold	5,137,771
Dividends and interest receivable	2,675,413
Total assets	2,294,480,806

Liabilities:
Cash overdraft	8,348,774
Payable for securities purchased	3,452,391
Payable for fund shares redeemed	2,415,417
Investment management fees payable	1,244,832
Distribution fees payable to affiliates	288,650
Trustees’ fees and expenses payable	15,046
Other affiliates payable	260,272
Other accrued expenses	855,846
Total liabilities	16,881,228

Total Net Assets	$2,277,599,578

Net Assets Consist of:
Paid-in capital	$1,684,272,298
Undistributed net investment income	3,147,895
Accumulated net realized gain on investments	46,080,720
Net unrealized appreciation of investments	544,098,665
Total Net Assets	$2,277,599,578

[1]Investments, at cost	$1,675,900,517
[2]Short-term investments, at cost	61,695,858

18

Net Asset Value

Class A
Net assets	$884,026,228
Shares of beneficial interest outstanding, unlimited authorization, no par	16,879,569
Net asset value per share	$52.37
Sales charge	5.75%
Offering price per share, equal to net asset value per share/(1-sales charge)	$55.56

Class B
Net assets	$3,462,203
Shares of beneficial interest outstanding, unlimited authorization, no par	76,680
Net asset value per share	$45.15

Class C
Net assets	$99,099,043
Shares of beneficial interest outstanding, unlimited authorization, no par	2,197,056
Net asset value per share	$45.11

Class R
Net assets	$76,500,811
Shares of beneficial interest outstanding, unlimited authorization, no par	1,498,316
Net asset value per share	$51.06

Institutional Class
Net assets	$1,214,511,293
Shares of beneficial interest outstanding, unlimited authorization, no par	22,150,243
Net asset value per share	$54.83

See accompanying notes, which are an integral part of the financial statements.

19

Statement of operations
Delaware Small Cap Value Fund	Year Ended November 30, 2013

Investment Income:
Dividends	$24,216,010
Interest	37,517
Securities lending income	2,887
Foreign tax withheld	(6,627)	$24,249,787

Expenses:
Management fees	11,241,975
Dividend disbursing and transfer agent fees and expenses	3,503,159
Distribution expenses – Class A	2,081,461
Distribution expenses – Class B	49,783
Distribution expenses – Class C	831,483
Distribution expenses – Class R	371,796
Accounting and administration expenses	625,487
Registration fees	213,453
Reports and statements to shareholders	183,611
Legal fees	110,038
Trustees’ fees and expenses	81,592
Audit and tax	29,403
Custodian fees	28,115
Other expenses	45,181	19,396,537
Less waiver of distribution expenses – Class A		(287,547)
Less waiver of distribution expenses – Class B		(2,100)
Less waiver of distribution expenses – Class R		(51,638)
Less expense paid indirectly		(1,135)
Total expenses		19,054,117
Net Investment Income		5,195,670

Net Realized and Unrealized Gain:
Net realized gain on investments		46,586,853
Net change in unrealized appreciation (depreciation)
of investments		392,175,103
Net Realized and Unrealized Gain		438,761,956

Net Increase in Net Assets Resulting from Operations		$443,957,626

See accompanying notes, which are an integral part of the financial statements.

20

Statements of changes in net assets
Delaware Small Cap Value Fund

	Year Ended
	11/30/13	11/30/12
Increase in Net Assets from Operations:
Net investment income	$5,195,670	$1,335,675
Net realized gain	46,586,853	6,504,252
Net change in unrealized appreciation (depreciation)	392,175,103	54,895,533
Net increase in net assets resulting from operations	443,957,626	62,735,460

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,279,159)	—
Institutional Class	(1,785,939)	—

Net realized gain on investments:
Class A	(3,531,372)	(18,061,149)
Class B	(42,667)	(503,913)
Class C	(493,148)	(2,847,089)
Class R	(302,813)	(4,348,768)
Institutional Class	(2,388,692)	(1,391,736)
	(9,823,790)	(27,152,655)
Capital Share Transactions:
Proceeds from shares sold:
Class A	360,137,117	254,891,248
Class B	38,348	60,866
Class C	25,678,037	20,845,992
Class R	35,157,866	26,856,223
Institutional Class	845,588,890	304,482,220

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	4,730,881	17,499,346
Class B	41,272	476,308
Class C	468,386	2,639,701
Class R	302,736	1,391,128
Institutional Class	3,993,286	3,578,023
	1,276,136,819	632,721,055

22

	Year Ended
	11/30/13	11/30/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(199,410,980)	$(146,679,412)
Class B	(4,431,904)	(4,265,249)
Class C	(15,414,318)	(12,058,654)
Class R	(20,699,591)	(13,904,316)
Institutional Class	(180,684,573)	(60,952,716)
	(420,641,366)	(237,860,347)
Increase in net assets derived
from capital share transactions	855,495,453	394,860,708
Net Increase in Net Assets	1,289,629,289	430,443,513

Net Assets:
Beginning of year	987,970,289	557,526,776
End of year (including undistributed net investment
income of $3,147,895 and $1,017,323, respectively)	$2,277,599,578	$987,970,289

See accompanying notes, which are an integral part of the financial statements.

23

Financial highlights
Delaware Small Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

24

Year Ended
11/30/13	11/30/12	11/30/11	11/30/10	11/30/09
$39.750	$37.860	$36.190	$27.530	$21.340

0.119	0.074	(0.008)	(0.003)	0.059
12.847	3.622	1.818	8.680	6.191
12.966	3.696	1.810	8.677	6.250

(0.092)	—	—	(0.017)	(0.060)
(0.254)	(1.806)	(0.140)	—	—
(0.346)	(1.806)	(0.140)	(0.017)	(0.060)

$52.370	$39.750	$37.860	$36.190	$27.530

32.87%	10.21%	4.99%	31.53%	29.01%

$884,026	$522,403	$375,299	$301,747	$233,317
1.25%	1.32%	1.37%	1.43%	1.43%

1.29%	1.37%	1.42%	1.49%	1.62%
0.26%	0.19%	(0.02% )	(0.01% )	0.27%

0.22%	0.14%	(0.07% )	(0.07% )	0.08%
28%	11%	29%	12%	19%

25

Financial highlights
Delaware Small Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

26

Year Ended
11/30/13	11/30/12	11/30/11	11/30/10		11/30/09
$34.460	$33.300	$32.080	$24.570		$19.130

(0.177)	(0.189)	(0.262)	(0.214)		(0.088)
11.121	3.155	1.622	7.724		5.528
10.944	2.966	1.360	7.510		5.440

(0.254)	(1.806)	(0.140)	—		—
(0.254)	(1.806)	(0.140)	—		—

$45.150	$34.460	$33.300	$32.080		$24.570

31.97%	9.37%	4.23%	30.57%		28.44%

$3,462	$6,424	$9,835	$14,249		$17,532
1.96%	2.07%	2.12%	2.18%		2.18%

2.00%	2.07%	2.12%	2.19%		2.32%
(0.45% )	(0.56% )	(0.77% )	(0.76%	)	(0.48%	)

(0.49% )	(0.56% )	(0.77% )	(0.77%	)	(0.62%	)
28%	11%	29%	12%		19%

27

Financial highlights
Delaware Small Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

28

Year Ended
11/30/13	11/30/12	11/30/11	11/30/10		11/30/09
$34.450	$33.280	$32.070	$24.560		$19.120

(0.196)	(0.188)	(0.260)	(0.215)		(0.090)
11.110	3.164	1.610	7.725		5.530
10.914	2.976	1.350	7.510		5.440

(0.254)	(1.806)	(0.140)	—		—
(0.254)	(1.806)	(0.140)	—		—

$45.110	$34.450	$33.280	$32.070		$24.560

31.93%	9.37%	4.20%	30.58%		28.45%

$99,099	$66,231	$52,648	$49,706		$44,564
2.00%	2.07%	2.12%	2.18%		2.18%

2.00%	2.07%	2.12%	2.19%		2.32%
(0.49% )	(0.56% )	(0.77% )	(0.76%	)	(0.48%	)

(0.49% )	(0.56% )	(0.77% )	(0.77%	)	(0.62%	)
28%	11%	29%	12%		19%

29

Financial highlights
Delaware Small Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

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Year Ended
11/30/13	11/30/12	11/30/11	11/30/10		11/30/09
$38.770	$37.050	$35.510	$27.070		$20.970

0.004	(0.022)	(0.102)	(0.081)		0.003
12.540	3.548	1.782	8.521		6.097
12.544	3.526	1.680	8.440		6.100

(0.254)	(1.806)	(0.140)	—		—
(0.254)	(1.806)	(0.140)	—		—

$51.060	$38.770	$37.050	$35.510		$27.070

32.55%	9.96%	4.72%	31.18%		29.09%

$76,501	$44,379	$28,303	$20,757		$15,971
1.50%	1.57%	1.62%	1.68%		1.68%

1.58%	1.67%	1.72%	1.79%		1.92%
0.01%	(0.06% )	(0.27% )	(0.26%	)	0.02%

(0.07% )	(0.16% )	(0.37% )	(0.37%	)	(0.22%	)
28%	11%	29%	12%		19%

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Financial highlights
Delaware Small Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[1]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

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Year Ended
11/30/13	11/30/12	11/30/11	11/30/10	11/30/09
$41.590	$39.430	$37.590	$28.580	$22.170

0.250	0.180	0.090	0.081	0.116
13.434	3.786	1.890	9.005	6.427
13.684	3.966	1.980	9.086	6.543

(0.190)	—	—	(0.076)	(0.133)
(0.254)	(1.806)	(0.140)	—	—
(0.444)	(1.806)	(0.140)	(0.076)	(0.133)

$54.830	$41.590	$39.430	$37.590	$28.580

33.22%	10.49%	5.26%	31.85%	29.28%

$1,214,512	$348,533	$91,442	$48,996	$15,912
1.00%	1.07%	1.12%	1.18%	1.18%

1.00%	1.07%	1.12%	1.19%	1.32%
0.51%	0.44%	0.23%	0.24%	0.52%

0.51%	0.44%	0.23%	0.23%	0.38%
28%	11%	29%	12%	19%

33

Notes to financial statements
Delaware Small Cap Value Fund	November 30, 2013

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small-Cap Core Fund and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

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Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2010 – Nov. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Nov. 29, 2013.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends

35

Notes to financial statements
Delaware Small Cap Value Fund

1. Significant Accounting Policies (continued)

are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended Nov. 30, 2013.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended Nov. 30, 2013.

The Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended Nov. 30, 2013, the Fund earned $1,135 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the year ended Nov. 30, 2013, the Fund was charged $ 78,159 for these services.

36

DSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. This amount is included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the year ended Nov. 30, 2013, the amount charged by DSC was $ 356,957. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 1.00% of the average daily net assets of the Class B and Class C shares. Effective Oct. 1, 2013, the Fund pays DDLP an annual distribution and service fee of 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively. Prior to Oct. 1, 2013, the Fund paid an annual distribution and service fee of 0.30% and 0.60%, respectively, of the average daily net assets of the Class A and Class R shares, respectively. For the period from Dec. 1, 2012 to Oct. 1, 2013, the distribution and service fees for Class A and Class R shares were contractually limited to 0.25% and 0.50% of the classes’ average daily net assets. Institutional Class shares pay no distribution and service expenses. Effective Nov. 1, 2013, DDLP has contractually agreed to waive Class B shares’ 12b-1 fees to 0.25% of average daily net assets through Oct. 31, 2014. This waiver and reimbursement may be terminated only by agreement of the distributor and the Fund.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax and regulatory reporting services to the Fund. For the year ended Nov. 30, 2013, the Fund was charged $ 47,791 for internal legal, tax and regulatory reporting services provided by DMC and/or its affiliates’ employees.

For the year ended Nov. 30, 2013, DDLP earned $56,198 for commissions on sales of the Fund’s Class A shares. For the year ended Nov. 30, 2013, DDLP received gross CDSC commissions of $11, $71 and $3,499 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

37

Notes to financial statements
Delaware Small Cap Value Fund

3. Investments

For the year ended Nov. 30, 2013, the Fund made purchases of $1,269,035,033 and sales of $429,853,314 of investment securities other than short-term investments.

At Nov. 30, 2013, the cost of investments for federal income tax purposes was $1,738,770,051. At Nov. 30, 2013, the net unrealized appreciation was $542,924,989 of which $552,957,574 related to unrealized appreciation of investments and $10,032,585 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon

38

current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2013:

	Level 1	Level 2	Total
Common Stock	$2,196,963,986	$—	$2,196,963,986
Exchange-Traded Fund	23,035,805	—	23,035,805
Short-Term Investments	—	61,695,249	61,695,249
Total	$2,219,999,791	$61,695,249	$2,281,695,040

During the year ended Nov. 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

At Nov. 30, 2013, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended Nov. 30, 2013 and 2012 were as follows:

	Year Ended
	11/30/13	11/30/12
Ordinary income	$3,065,098	$5,374,345
Long-term capital gain	6,758,692	21,778,310
Total	$9,823,790	$27,152,655

5. Components of Net Assets on a Tax Basis

As of Nov. 30, 2013, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,684,272,298
Undistributed ordinary income	14,042,229
Undistributed long-term capital gain	36,360,062
Unrealized appreciation	542,924,989
Net assets	$2,277,599,578

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

39

Notes to financial statements
Delaware Small Cap Value Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	11/30/13	11/30/12
Shares sold:
Class A	7,956,581	6,535,447
Class B	961	1,802
Class C	649,744	615,066
Class R	803,908	705,870
Institutional Class	17,365,329	7,453,049

Shares issued upon reinvestment of dividends and distributions:
Class A	116,899	481,148
Class B	1,176	14,997
Class C	13,344	83,166
Class R	7,655	39,131
Institutional Class	94,471	94,233
	27,010,068	16,023,909
Shares redeemed:
Class A	(4,336,760)	(3,787,414)
Class B	(111,867)	(125,780)
Class C	(388,826)	(357,385)
Class R	(458,041)	(364,034)
Institutional Class	(3,689,734)	(1,485,984)
	(8,985,228)	(6,120,597)
Net increase	18,024,840	9,903,312

For the years ended Nov. 30, 2013 and 2012, 26,366 Class B shares were converted to 22,814 Class A shares valued at $1,034,574 and 54,036 Class B shares were converted to 47,127 Class A shares valued at $1,832,315, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 12, 2013.

40

On Nov. 12, 2013, the Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 10, 2014.

The Fund had no amounts outstanding as of Nov. 30, 2013 or at any time during the year then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under

41

Notes to financial statements
Delaware Small Cap Value Fund

8. Securities Lending (continued)

the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Nov. 30, 2013, the Fund had no securities out on loan.

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended Nov. 30, 2013. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined

42

to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Nov. 30, 2013, there were no Rule 144A securities held by the Fund. Illiquid securities have been identified in the schedule of investments.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2013 that would require recognition or disclosure in the Fund’s financial statements.

43

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Equity Funds V
and Shareholders of Delaware Small Cap Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Small Cap Value Fund (one of the series constituting Delaware Group Equity Funds V, hereafter referred to as the “Fund”) at November 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended November 30, 2009 were audited by other independent accountants whose report dated January 21, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 17, 2014

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Other Fund information
(Unaudited)
Delaware Small Cap Value Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly is subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended Nov. 30, 2013, the Fund reports distributions paid during the year as follows:

(A) Long-Term Distributions (Tax Basis)	68.80%
(B) Ordinary Income Distributions (Tax Basis)*	31.20%
Total Distributions (Tax Basis)	100.00%
(C) Qualifying Dividends(1)	100.00%

(A) and (B) is based on a percentage of the Fund’s total distributions.
(C) is based on a percentage of the Fund’s ordinary income distributions.
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
*	For the fiscal year ended Nov. 30, 2013, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003, and by the Tax Relief, Unemployment Insurance Reauthorization, and Job Creations Act of 2010, and made permanent by the American Taxpayer Relief Act of 2012. The Fund intends to report up to a maximum of 100.00% to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2013 Form 1099-DIV, as applicable.

45

Other Fund information
(Unaudited)
Delaware Small Cap Value Fund

Board consideration of Delaware Small Cap Value Fund investment advisory agreement

At a meeting held on August 20-22, 2013 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Small Cap Value Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2013 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s recent receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed

46

to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended March 31, 2013. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

Lipper currently classifies the Fund as a small-cap value fund. However, Management believes that it would be more appropriate to include the Fund in the small-cap core funds category. Accordingly, the Lipper report prepared for the Fund compares the Fund’s performance to two separate Performance Universes – one consisting of the Fund and all retail and institutional small-cap core funds, and the other consisting of the Fund and all retail and institutional small-cap value funds. When compared to other small-cap core funds, the Lipper report comparison showed that the Fund’s total return for the one-year period was in the third quartile of its Performance Universe, the Fund’s total return for the three- and ten-year period was in the second quartile and the Fund’s total return for the five-year period was in the first quartile. When compared to other small-cap value funds, the Lipper report comparison showed that the Fund’s total return for the one-year period was in the fourth quartile of the Performance Universe. The report further showed that the Fund’s total return for the three- and five-year periods was in the first quartile of its Performance Universe and the Fund’s total return for the ten-year period was in the third quartile of its Performance Universe. The Fund’s performance results were mixed but tended toward median, which was acceptable.

47

Other Fund information
(Unaudited)
Delaware Small Cap Value Fund

Board consideration of Delaware Small Cap Value Fund investment advisory agreement (continued)

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

When compared to other small-cap core funds, the expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of the Expense Group. When compared to other small-cap value funds, the expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of the Expense. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated

48

with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. The Board also noted that the Fund’s assets exceeded the second breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders.

49

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees
Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees
Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947
Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

50

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	70	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.[2]
		Board of Governors Member
		Investment Company
		Institute (ICI)

Private Investor	70	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

Executive Vice President	70	Director and Audit Committee
(Emerging Economies Strategies,		Member — Hercules
Risk and Corporate Administration)		Technology Growth
State Street Corporation		Capital, Inc.
(July 2004–March 2011)
President	70	Director — Hershey Trust
Drexel University
(August 2010–Present)		Director and Audit
		Committee Member
President		Community Health Systems
Franklin & Marshall College
(July 2002–July 2010)
Managing Director	70	None
AKA Strategy
(Strategic Consulting)
(1990–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

51

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

52

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	70	None
(2004–Present)

Chief Executive Officer —	70	Trust Manager and
Banco Itaú Europa		Audit Committee
International		Member — Camden
(April 2012–Present)		Property Trust

Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Vice Chairman	70	None
(2010–April 2013)
Chief Administrative
Officer (2008–2010)
and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group

53

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

54

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	70	Director, Audit
(January 2006–July 2012)		Committee Member and
Vice President — Mergers & Acquisitions		Investment Committee
(January 2003–January 2006), and		Member
Vice President and Treasurer		Okabena Company
(July 1995–January 2003)
3M Corporation		Chair — 3M
Investment Management
Company
(2005–2012)
Founder	70	Director and Compensation
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director — P/E Investments
Founder
P/E Investments
(Hedge Fund)
(September 1996–Present)

55

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers
David F. Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	Deputy General	Deputy General Counsel
Philadelphia, PA 19103	Counsel, and Secretary	since May 2013;
December 1963		Vice President, Deputy
General Counsel
September 2000–
May 2013; Secretary since
October 2005
Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972
David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005–
February 2012;
General Counsel and
Chief Legal Officer
since October 2005
Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

56

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	70	None[3]
Deputy General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	70	None[3]
in various capacities at
different times at
Delaware Investments.
David P. O’Connor has served in	70	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	70	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

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About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
AKA Strategy
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Small Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

58

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Frances A. Sevilla-Sacasa
     Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $77,405 for the fiscal year ended November 30, 2013.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $67,800 for the fiscal year ended November 30, 2012.

(b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended November 30, 2013.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $618,000 for the registrant’s fiscal year ended November 30, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year-end audit procedures; group reporting and subsidiary statutory audits.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended November 30, 2012.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $685,000 for the registrant’s fiscal year ended November 30, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year-end audit procedures; group reporting and subsidiary statutory audits.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $13,500 for the fiscal year ended November 30, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended November 30, 2013.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $12,640 for the fiscal year ended November 30, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended November 30, 2012.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended November 30, 2013.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended November 30, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended November 30, 2012.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended November 30, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)

up to $25,000 in the aggregate
Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)

up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $7,732,970 and $10,867,923 for the registrant’s fiscal years ended November 30, 2013 and November 30, 2012, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS V

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	February 3, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	February 3, 2014

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	February 3, 2014